Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

(formerly Spartan Arizona
Municipal Money Market Fund)

Semiannual Report

February 28, 2002

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity investors were still in search of solid footing after the first two months of 2002. High profile benchmarks such as the NASDAQ Composite® Index and Standard & Poor's 500SM Index were down year to date, but the blue chips' Dow Jones Industrial AverageSM posted a modest single-digit gain. Meanwhile, municipal bonds and mortgage-backed securities were the early performance leaders among the investment-grade fixed-income markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Arizona Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan® Arizona Municipal Income	1.92%	6.57%	32.55%	62.41%
LB Arizona 4 Plus Year Enhanced Municipal Bond	2.21%	7.08%	35.54%	n/a*
Arizona Municipal Debt Funds Average	1.45%	6.05%	28.48%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Arizona 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 43 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Life of fund
Spartan Arizona Municipal Income	6.57%	5.80%	6.78%
LB Arizona 4 Plus Year Enhanced Municipal Bond	7.08%	6.27%	n/a*
Arizona Municipal Debt Funds Average	6.05%	5.13%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Arizona Municipal Income Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by February 28, 2002, the value of the investment would have grown to $16,528 - a 65.28% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $16,946 - a 69.46% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended February 28,	Years ended August 31,
	2002	2001	2000	1999	1998	1997
Dividend returns	1.97%	4.65%	4.85%	4.13%	4.55%	4.80%
Capital returns	-0.05%	5.05%	1.84%	-3.75%	2.61%	3.36%
Total returns	1.92%	9.70%	6.69%	0.38%	7.16%	8.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended February 28, 2002	Past 1 month	Past 6 months	Past 1 Year
Dividends per share	3.34¢	21.72¢	45.31¢
Annualized dividend rate	3.89%	3.92%	4.08%
30-day annualized yield	3.28%	-	-
30-day annualized tax-equivalent yield	5.31%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.18 over the past one month, $11.17 over the past six months and $11.10 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.28% combined effective federal and state income tax bracket. The tax-equivalent yield also reflects that a portion of the fund's income was subject to state taxes, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Arizona Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

Although the municipal bond market registered three months of gains and three months of losses in the six-month period ending February 28, 2002, the positives outweighed the negatives, as the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 1.99% overall during the past six months. Municipal bonds struggled at the outset of the period in September, when the terrorist attacks on the World Trade Center and the Pentagon induced a frantic investor charge to the security of Treasury bonds. After bouncing back in October, munis declined again in November and December. This time, the culprit was renewed enthusiasm for riskier, higher-yielding assets such as equities, which rebounded strongly in the final two months of 2001 on the heels of some promising outlooks concerning the dormant U.S. economy. However, confidence about the real strength of any economic rebound grew shaky in the early stages of 2002, and municipal bonds responded with their best month of the period in January, followed by another strong gain in February as investors sought out tax-free income amid uncertainty in the stock market. Through the first two months of the new year, the Lehman Brothers Municipal Bond Index was up 2.96%, nearly a full percentage point higher than its six-month return.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period ending February 28, 2002, the fund had a total return of 1.92%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned 1.45% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 2.21%. For the 12-month period that ended February 28, 2002, the fund returned 6.57%. During the same one-year period, the Arizona municipal debt funds average returned 6.05% and the Lehman Brothers index returned 7.08%.

Q. What helped the fund outpace its Lipper peer average during the past six months?

A. The fund benefited from my focus on securities that offered better value relative to other bonds based on maturity, credit quality and structure criteria. Throughout the period, for example, I often took advantage of market aberrations to buy bonds of a selected maturity within a given maturity range that I felt were cheap relative to others in that same range. In doing so, I anticipated selling them as their prices moved back into alignment with other municipal securities. Generally speaking, these trades were a plus for performance.

Semiannual Report

Spartan Arizona Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. How did your choices regarding credit quality affect performance?

A. Maintaining a defensive stance regarding credit quality also was a plus during the past six months. By defensive, I'm referring to my focus on high-quality bonds. By the end of the period, I had increased the fund's already high credit quality, with over 92% of its investments in bonds rated A or higher by Moody's Investors Service or Standard & Poor's®. In addition, approximately half of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. I chose to emphasize high-quality bonds because I didn't feel that lower-quality bonds offered enough additional yield for their added risk and heightened susceptibility to an economic slowdown.

Q. Were there any sectors that performed particularly well during the year?

A. Health care bonds performed quite well as operating performance improved, competitive pressures eased a bit and the regulatory environment turned a bit more favorable. Careful security selection in the health care sector also helped the fund's performance, because there were plenty of hospitals and other health care facilities that performed poorly due to the still-intense competitive environment. I emphasized those facilities that dominated their service area and had the ability to translate competitive advantages into higher prices. Bonds issued by colleges and universities also performed well. Generally speaking, the state's higher-education entities were supported by favorable demographic trends as the college-age population expanded and laid-off workers went back to school.

Q. Were there any disappointments?

A. There was one frustrating aspect of the Arizona municipal market during the past year. Even though the supply of municipals issued in the state rose considerably from the previous year, what was issued wasn't always in keeping with my overall strategies or priced attractively. For example, the majority of what was issued came at par, or face value, which typically is very attractive to individual investors. I tend to avoid par bonds; they're often priced higher than other bonds and, more importantly, their potential appreciation can result in negative tax implications. Given that backdrop, I occasionally sought out Puerto Rico bonds. As a territory of the United States, Puerto Rico issues bonds that are free from taxes in all 50 states. Furthermore, they were in abundant supply at various points in the year, which allowed me to purchase them at attractive prices.

Q. What's your outlook for the Arizona municipal bond market?

A. For many Arizona municipal bond issuers, the current economic climate is likely to result in continued declining tax receipts and expanding costs - such as stepped up security spending in the wake of the events of September 11 and increased unemployment benefits. So I'll continue to proceed with a great deal of caution in choosing investments for the fund, continuing my focus on high-quality, economically resilient segments of the market.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and Arizona personal income tax

Fund number: 434

Trading symbol: FSAZX

Start date: October 11, 1994

Size: as of February 28, 2002, more than $56 million

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on trends in credit quality:

"The economic slump and the tragic events of September 11 have forced many issuers across Arizona to confront the dual challenges of declining revenues and increased spending. Arizona's economy - one of the fastest-growing in the United States in 2000 - was one of the fastest declining by the end of 2001. The state's jobless rate has risen substantially in response to a slowdown in many of its major industries - high technology, tourism, contracting and manufacturing. After years of enhancing services and building up budget reserves, many Arizona municipalities and other issuers are being confronted with the difficult choice of where to make up for revenue shortfalls and rising expenditures. The severity of these challenges will be dictated by how individual issuers respond to them as well as the strength of the economy. These developments serve to highlight how important it is for an investor to ascertain an issuer's ability to weather the storm. Fidelity's credit research team pays very close attention to a variety of considerations including: the cyclicality of an issuer's revenues - that is, how sensitive those revenues are to an economic slowdown; the size of available reserves and how much flexibility the issuer has to draw on them to close budgetary gaps; and how actively the issuer is scaling back spending in response to reduced revenues."

Semiannual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 28, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.5	30.0
Special Tax	22.4	30.7
Electric Utilities	10.5	12.8
Health Care	9.2	8.5
Water & Sewer	9.1	6.1
Average Years to Maturity as of February 28, 2002
		6 months ago
Years	10.9	10.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2002
6 months ago
Years	6.6	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)

As of February 28, 2002 As of August 31, 2001

Aaa 52.4%	Aaa 53.1%
Aa, A 39.9%	Aa, A 37.0%
Baa 6.3%	Baa 4.6%
Not Rated 0.5%	Not Rated 0.6%
Short-term Investments 0.9%	Short-term Investments 4.7%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Arizona Municipal Income Fund

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - 95.3%
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series A, 6.25% 11/15/29	A3	$ 1,000,000	$ 1,036,950
(Saint Lukes Health Sys. Proj.) 7.25% 11/1/14 (Pre-Refunded to 11/1/03 @ 102) (e)	Aaa	315,000	344,245
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	Aa2	1,160,000	1,247,789
Arizona School Facilities Board Rev. 5.25% 7/1/04	Aaa	415,000	443,585
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (d)	A2	500,000	518,245
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.):
Series A, 6.5% 7/1/04 (AMBAC Insured)	Aaa	100,000	109,512
Series B, 6% 7/1/05 (AMBAC Insured)	Aaa	150,000	165,521
Arizona Trans. Board Hwy. Rev. 5.75% 7/1/19	Aa1	670,000	712,713
Arizona Univ. Rev. 6% 7/1/06	A1	1,000,000	1,111,740
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	Aaa	2,000,000	2,212,672
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	A1	1,000,000	1,103,020
5.5% 11/1/10	A1	375,000	413,876
Chandler Gen. Oblig.:
6.25% 7/1/10	Aa2	500,000	573,195
6.5% 7/1/10 (MBIA Insured)	Aaa	200,000	236,076
6.5% 7/1/11 (MBIA Insured)	Aaa	225,000	267,343
Chandler Wtr. & Swr. Rev. 5.5% 7/1/15 (MBIA Insured)	Aaa	1,000,000	1,048,230
Cochise County Unified School District #68 (Sierra Vista Proj.) Series B, 9% 7/1/02 (FGIC Insured)	Aaa	200,000	204,814
Glendale Indl. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (AMBAC Insured) (Pre-Refunded to 7/1/05 @ 101) (e)	AAA	150,000	169,598
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	Baa1	300,000	302,574
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.):
Series 1998 A, 5% 7/1/16	Baa2	730,000	663,753
Series A, 5% 7/1/03	Baa2	500,000	510,430
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	AA	$ 1,000,000	$ 991,030
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 1994 B, 3.3%, tender 11/1/02, LOC J.P. Morgan Chase Bank (c)	BBB	1,500,000	1,500,000
Maricopa County School District #1 Phoenix Elementary Second Series, 0% 7/1/05 (MBIA Insured)	Aaa	500,000	452,755
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	Aaa	200,000	219,024
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	Aaa	955,000	787,808
0% 1/1/10 (FGIC Insured)	Aaa	1,525,000	1,092,236
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	Aaa	500,000	392,505
Maricopa County School District #4 Mesa Univ. 5.25% 7/1/04 (FSA Insured)	Aaa	300,000	320,103
Maricopa County Unified School District #41 Gilbert 0% 1/1/06 (FGIC Insured)	Aaa	1,000,000	882,070
Maricopa County Unified School District #69 Paradise Valley 5.25% 7/1/14 (FGIC Insured) (b)	Aaa	1,000,000	1,080,850
Maricopa County Unified School District #80 Chandler 6.6% 7/1/06 (FGIC Insured)	Aaa	400,000	456,748
Mesa Gen. Oblig. 5.7% 7/1/03 (FGIC Insured)	Aaa	250,000	263,013
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	Aaa	500,000	533,535
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	Aaa	500,000	594,095
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. (North Star Steel Co. Proj.) Series B, 5.5% 12/1/20 (d)	A+	250,000	247,333
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	A3	200,000	201,632
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (d)	Aaa	810,000	881,037
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev.:
5% 7/1/03 (d)	Aa2	500,000	518,665
5.25% 7/1/09 (d)	Aa2	400,000	425,888
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	Aa2	$ 560,000	$ 572,264
5.5% 7/1/11	Aa2	200,000	219,312
5.75% 7/1/15	Aa2	675,000	735,980
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	Aaa	340,000	383,374
5.75% 7/1/12 (FGIC Insured)	Aaa	1,250,000	1,402,400
5.75% 7/1/14 (FGIC Insured)	Aaa	1,000,000	1,107,730
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 6% 7/1/19 (FGIC Insured) (Pre-Refunded to 7/1/10 @ 101) (e)	Aaa	1,500,000	1,738,605
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	Aaa	1,000,000	1,083,850
5.45% 7/1/19 (Pre-Refunded to 7/1/04 @ 102) (e)	Aa3	500,000	546,320
6.375% 7/1/05	Aa3	400,000	445,448
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	Aa1	1,485,000	1,707,275
Series A, 7.5% 7/1/08	Aa1	510,000	618,967
7.5% 7/1/04	Aa1	1,190,000	1,329,385
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	Aaa	250,000	258,445
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	Aaa	200,000	214,170
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	Aaa	250,000	311,693
Pima County Unified School District #10 Amphitheater Series E, 6.5% 7/1/05	A3	500,000	554,985
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	Aaa	855,000	917,116
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. 5.25% 1/1/18	Aa2	1,000,000	1,039,750
Scottsdale Gen. Oblig. 5.5% 7/1/09	Aaa	100,000	110,512
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	A3	1,000,000	998,190
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07 (b)	Aa1	1,500,000	1,625,880
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	Aa1	150,000	175,890
Tempe Gen. Oblig. Series 2001 A, 6% 7/1/10	Aa1	600,000	685,272
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Tempe Union High School District #213:
(1994 Proj.) Series B, 7% 7/1/03 (FGIC Insured)	Aaa	$ 400,000	$ 427,588
7% 7/1/08 (FGIC Insured)	Aaa	310,000	369,102
Tucson Gen. Oblig.:
Series 2002, 5% 7/1/12 (b)	Aa2	1,365,000	1,442,191
Series A, 6% 7/1/13	Aa2	800,000	924,512
6.75% 7/1/03 (FGIC Insured)	Aaa	200,000	213,144
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	Aaa	1,015,000	1,280,585
Series 1994 C, 7% 7/1/11 (FGIC Insured)	Aaa	500,000	613,355
Series A, 7% 7/1/11 (MBIA Insured)	Aaa	300,000	368,013
6% 7/1/10 (MBIA Insured)	Aaa	400,000	458,072
Tucson Wtr. Rev. Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	Aaa	200,000	232,212
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	Aaa	500,000	525,595
Univ. of Arizona Univ. Rev.:
5.25% 6/1/11 (FSA Insured) (b)	Aaa	1,000,000	1,091,210
5.25% 6/1/13 (FSA Insured)	Aaa	500,000	525,930
6.375% 6/1/05	A1	400,000	412,840
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (e)	-	265,000	291,407
Yuma Muni. Property Corp. Rev. 5% 7/1/13 (AMBAC Insured)	Aaa	750,000	787,028
			53,981,805
Puerto Rico - 6.1%
Puerto Rico Commonwealth Gen. Oblig. 5.5% 7/1/11 (FGIC Insured) (b)	Aaa	1,000,000	1,123,570
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series W, 5.5% 7/1/17	Baa1	100,000	102,873
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	500,000	525,735
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series 2000 C, 6% 7/1/29	Baa1	500,000	547,800
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	Aaa	$ 500,000	$ 525,965
Series A, 5.5% 10/1/32 (Escrowed to Maturity) (e)	Aaa	575,000	607,574
			3,433,517
TOTAL MUNICIPAL BONDS (Cost $54,945,659)			57,415,322
Municipal Notes - 0.9%

Arizona - 0.9%
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. (Citizens Communications Co. Proj.) 2.9% tender 3/6/02, CP mode (d) (Cost $500,000)	500,000	499,995
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $55,445,659)		57,915,317
NET OTHER ASSETS - (2.3)%		(1,276,011)
NET ASSETS - 100%		$ 56,639,306
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	89.9%	AAA, AA, A	84.7%
Baa	3.7%	BBB	6.9%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.5%.
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	34.5%
Special Tax	22.4
Electric Utilities	10.5
Health Care	9.2
Water & Sewer	9.1
Escrowed/Pre-Refunded	7.5
Education	5.4
Others* (individually less than 5%)	1.4
100.0%
*Includes net other assets

Purchases and sales of securities, other than short-term securities, aggregated $11,839,225 and $6,901,201, respectively.
Income Tax Information

At February 28, 2002, the aggregate cost of investment securities for income tax purposes was $55,407,291. Net unrealized appreciation aggregated $2,508,026, of which $2,512,516 related to appreciated investment securities and $4,490 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $55,445,659) - See accompanying schedule		$ 57,915,317
Cash		4,315,817
Receivable for fund shares sold		186,000
Interest receivable		509,428
Other receivables		9,319
Total assets		62,935,881
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,225,264
Distributions payable	45,680
Accrued management fee	25,631
Total liabilities		6,296,575
Net Assets		$ 56,639,306
Net Assets consist of:
Paid in capital		$ 54,044,067
Undistributed net investment income		5,825
Accumulated undistributed net realized gain (loss) on investments		119,756
Net unrealized appreciation (depreciation) on investments		2,469,658
Net Assets, for 5,036,918 shares outstanding		$ 56,639,306
Net Asset Value, offering price and redemption price per share ($56,639,306 ÷ 5,036,918 shares)		$ 11.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2002 (Unaudited)
Investment Income
Interest		$ 1,166,291
Expenses
Management fee	$ 147,831
Non-interested trustees' compensation	91
Total expenses before reductions	147,922
Expense reductions	(27,854)	120,068
Net investment income (loss)		1,046,223
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		155,752
Change in net unrealized appreciation (depreciation) on investment securities		(144,414)
Net gain (loss)		11,338
Net increase (decrease) in net assets resulting from operations		$ 1,057,561

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,046,223	$ 1,796,574
Net realized gain (loss)	155,752	142,868
Change in net unrealized appreciation (depreciation)	(144,414)	1,988,384
Net increase (decrease) in net assets resulting from operations	1,057,561	3,927,826
Distributions to shareholders from net investment income	(1,040,231)	(1,800,929)
Distributions to shareholders from net realized gain	(69,551)	(3,458)
Total distributions	(1,109,782)	(1,804,387)
Share transactions Net proceeds from sales of shares	9,520,809	20,187,018
Reinvestment of distributions	807,791	1,269,285
Cost of shares redeemed	(4,353,867)	(7,092,859)
Net increase (decrease) in net assets resulting from share transactions	5,974,733	14,363,444
Redemption fees	825	7,635
Total increase (decrease) in net assets	5,923,337	16,494,518
Net Assets
Beginning of period	50,715,969	34,221,451
End of period (including undistributed net investment income of $5,825 and undistributed net investment income of $3,646, respectively)	$ 56,639,306	$ 50,715,969
Other Information Shares
Sold	851,340	1,843,285
Issued in reinvestment of distributions	72,331	115,926
Redeemed	(391,416)	(646,735)
Net increase (decrease)	532,255	1,312,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.260	$ 10.720	$ 10.530	$ 10.980	$ 10.740	$ 10.460
Income from Investment Operations
Net investment income (loss)	.218 D, F	.472 D	.486 D	.458	.473	.483
Net realized and unrealized gain (loss)	(.006) F	.542	.189	(.412)	.279	.351
Total from investment operations	.212	1.014	.675	.046	.752	.834
Distributions from net investment income	(.217)	(.475)	(.485)	(.458)	(.473)	(.484)
Distributions from net realized gain	(.015)	(.001)	(.001)	(.016)	(.040)	(.070)
Distributions in excess of net realized gain	-	-	(.003)	(.024)	-	-
Total distributions	(.232)	(.476)	(.489)	(.498)	(.513)	(.554)
Redemption fees added to paid in capital	.000 D	.002 D	.004 D	.002	.001	.000
Net asset value, end of period	$ 11.240	$ 11.260	$ 10.720	$ 10.530	$ 10.980	$ 10.740
Total Return B, C	1.92%	9.70%	6.69%	0.38%	7.16%	8.16%
Ratios to Average Net Assets E
Expenses before expense reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.45% A	.41%	.48%	.54%	.54%	.53%
Net investment income (loss)	3.93% A, F	4.32%	4.67%	4.21%	4.35%	4.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,639	$ 50,716	$ 34,221	$ 29,642	$ 24,606	$ 19,766
Portfolio turnover rate	26% A	24%	37%	12%	25%	27%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.001 and decrease net realized and unrealized gain (loss) per share by $.001. Without this change the ratio of net investment income to average net assets would have been 3.91%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Fidelity Arizona Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® AZ Municipal Money Market	0.73%	2.13%	16.45%	26.71%
All Tax-Free Money Market Funds Average	0.64%	1.92%	15.16%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 521 money market funds.

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity AZ Municipal Money Market	2.13%	3.09%	3.25%
All Tax-Free Money Market Funds Average	1.92%	2.86%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Performance - continued

Yields

	2/25/02	12/3/01	9/3/01	5/28/01	2/26/01

Fidelity Arizona Municipal Money Market	1.11%	1.40%	1.84%	2.81%	3.27%

All Tax-Free Money Market Funds Average	0.89%	1.28%	1.78%	2.59%	2.69%

Fidelity Arizona Municipal Money Market - Tax-equivalent	1.80%	2.27%	2.99%	4.57%	5.29%

Portion of fund's income subject to state taxes	1.94%	0.00%	3.33%	7.28%	1.03%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.28%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Michael Marchese became Portfolio Manager of Fidelity Arizona Municipal Money Market Fund on October 1, 2001.

Q. Mike, what was the investment environment like during the six months that ended February 28, 2002?

A. The economy continued to weaken until the end of the period. The National Bureau of Economic Research announced in late November 2001 that the U.S. had been in a recession since March 2001. The slowdown was precipitated by a decline in industrial production, business spending, exports and consumer spending. Both businesses and consumers alike seemed to lose confidence in the economy as a result of large-scale layoffs and volatility in the stock markets. This confidence was shaken particularly by the terrorist acts of September 11, as well as the resulting uncertainty concerning possible additional attacks and the duration of the war on terrorism. The Federal Reserve Board was resolute in response, trying to stimulate the economy by aggressively lowering the rate banks charge each other for overnight loans - known as the fed funds target rate. The Fed lowered this rate four times during the period, bringing it to 1.75% by the end of 2001, its lowest level in 40 years. At its January 2002 meeting, the Fed left rates unchanged. Many in the market felt this decision signaled that the Fed had completed its most recent rate cutting program amid signs that the economy might be improving.

Q. How did this backdrop influence the municipal money markets?

A. First, rates in the municipal money markets fell significantly during the period, but not as much as expected on a tax-adjusted basis, leaving municipal yields at attractive levels relative to taxable securities. This attractiveness relative to taxable alternatives - along with investors' flight to quality regarding the future direction of the economy and the stock market - resulted in significant inflows into municipal money market funds. In addition, the weakening economy resulted in a deterioration of overall credit quality. In response, we became especially vigilant when choosing investments for the fund.

Q. What other strategies were pursued with the fund?

A. In periods of declining interest rates, we generally lengthen the average maturity of the fund in order to lock in yields before they fall. However, at certain points during the period, yields on longer-term fixed-rate notes were not as attractively valued as those offered by shorter-term alternatives. In addition, in September and December cash flows into and out of the municipal money market caused the yields carried by short-term variable rate notes to affect fund performance more significantly than the average maturity of the fund. Accordingly, we looked for opportunities along the yield curve that offered the best relative value, while taking advantage of the periodic cash-flow technicals - issues of supply and demand - to maximize fund performance.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2002, was 1.08%, compared to 1.87% six months ago. The more recent seven-day yield was the equivalent of a 1.75% taxable rate of return for Arizona investors in the 38.28% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 28, 2002, the fund's six-month total return was 0.73%, compared to 0.64% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. It appears that the Fed's aggressive easing policy during 2001 helped to stabilize business and consumer confidence in the U.S. economy. Historically, the Fed's first rate hike after a period of rate cuts generally occurs six to nine months after the last rate decrease. However, the market has already priced in fed rate increases sooner than that time frame. Although I believe that rates will rise, given low inflationary pressures I don't feel the Fed will act as quickly as the market is anticipating. Furthermore, there tends to be a lag between changes in the fed funds target rate and corresponding moves in municipal market yields. Accordingly, I anticipate maintaining a neutral stance with the portfolio, at the same time looking to position it to benefit from a rise in rates and to take advantage of opportunities unearthed by our credit research.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal income tax and Arizona personal income tax

Fund number: 433

Trading symbol: FSAXX

Start date: October 11, 1994

Size: as of February 28, 2002, more than $111 million

Manager: Michael Marchese, since October 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/02	% of fund's investments 8/31/01	% of fund's investments 2/28/01
0 - 30	75.3	83.8	79.4
31 - 90	4.0	0.0	0.0
91 - 180	17.5	2.1	17.5
181 - 397	3.2	14.1	3.1
Weighted Average Maturity
	2/28/02	8/31/01	2/28/01
Fidelity Arizona Municipal Money Market Fund	38 Days	45 Days	36 Days
All Tax-Free Money Market Funds Average *	38 Days	39 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2002	As of August 31, 2001
Variable Rate Demand Notes (VRDNs) 63.0%	Variable Rate Demand Notes (VRDNs) 78.0%
Commercial Paper (including CP Mode) 3.6%	Commercial Paper (including CP Mode) 2.0%
Tender Bonds 1.6%	Tender Bonds 2.0%
Other Investments 25.4%	Other Investments 16.2%
Net Other Assets 6.4%	Net Other Assets 1.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 93.6%
	Principal Amount	Value (Note 1)
Arizona - 88.8%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$ 1,625,000	$ 1,625,000
Arizona Edl. Ln. Marketing Corp. Series 1990 A, 1.25% (MBIA Insured), VRDN (a)(d)	1,200,000	1,200,000
Arizona Health Facilities Auth. Rev.:
(Arizona Health Care Proj.) Series 2000 B, 1.25% (FSA Insured), VRDN (a)	2,000,000	2,000,000
(Blood Sys., Inc. Proj.) Series 1995, 1.3%, LOC Bank One, Arizona NA, VRDN (a)	800,000	800,000
Arizona School Facilities Board Rev.:
Bonds 4.5% 7/1/02	2,535,000	2,549,514
Participating VRDN Series MSDW 00 497, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	1,095,000	1,095,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Prog.):
Series 1998 A, 5% 7/1/02	1,500,000	1,512,316
Series A, 0% 7/1/02 (FGIC Insured)	1,700,000	1,684,234
Arizona Trans. Board Hwy. Rev. Participating VRDN Series MSDW 00 367, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	3,605,000	3,605,000
Central Arizona Wtr. Conservation District Contract Rev. Bonds:
Series 2001 B, 3.3% 5/1/02	1,100,000	1,102,000
Series A, 3.75% 11/1/02	2,500,000	2,525,171
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.4%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	3,250,000	3,250,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.6%, tender 3/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(d)	1,000,000	1,000,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.2%, LOC KBC Bank NV, VRDN (a)(d)	3,000,000	3,000,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.4%, LOC Key Bank Nat'l. Assoc., VRDN (a)(d)	2,400,000	2,400,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,200,000	1,200,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) 2.25% tender 5/21/02, CP mode (d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.: - continued
(Clayton Homes Proj.) Series 1998, 1.3%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.3%, LOC Fannie Mae, VRDN (a)(d)	1,999,675	1,999,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.25%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A126, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)	2,400,000	2,400,000
Maricopa County School District #4 Mesa Univ. Bonds 0% 7/1/02 (FGIC Insured)	3,000,000	2,982,818
Navajo County Indl. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1997, 3.23%, VRDN (a)(d)	100,000	100,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series PA 405, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,920,000	1,920,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2001 B, 1.45% 6/20/02, LOC Dexia Cr. Local de France, CP	1,000,000	1,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.3%, LOC Gen. Elec. Cap. Corp., VRDN (a)	1,000,000	1,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 1.2%, LOC Bank One, Arizona NA, VRDN (a)	4,000,000	4,000,000
(Independent Newspaper, Inc. Proj.) Series 2000, 1.4%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(d)	1,040,000	1,040,000
(Marlyn Nutraceuticals Proj.) 1.45%, LOC Bank One, Arizona NA, VRDN (a)(d)	1,000,000	1,000,000
(Plastican Proj.) Series 1997, 1.35%, LOC Fleet Bank NA, VRDN (a)(d)	3,655,000	3,655,000
(V.A.W. of America Proj.) Series 1997, 1.35%, LOC Bank of America NA, VRDN (a)(d)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series Merlots 01 A23, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)(e)(f)	840,000	840,000
Participating VRDN Series PT 1082, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	765,000	765,000
Pima County Gen. Oblig. Bonds 3.5% 7/1/02 (FSA Insured)	2,500,000	2,516,855
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 1.25% (Liquidity Facility Lehman Brothers, Inc.) (a)(e)	$ 3,855,000	$ 3,855,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 1.3%, LOC J.P. Morgan Chase Bank, VRDN (a)	2,925,000	2,925,000
(River Point Proj.) Series 2001, 1.25%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,001
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.34% (Liquidity Facility Bank of New York NA) (a)(d)(e)	1,970,000	1,970,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Bonds:
Series 2001 A3, 3.45% 4/15/02 (d)	1,000,000	1,000,000
Series 2001 A5, 3.35% 4/15/02	1,000,000	1,000,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series MSDW 00 208, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	975,000	975,000
Series MSDW 00 274, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(e)	3,000,000	3,000,000
Series B, 1.3% 3/5/02, CP	1,000,000	1,000,000
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2001, 3.5% 7/1/02	1,160,000	1,164,969
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Bonds (Trinity Plus Fdg. Co. LLC Proj.) 2.7% 7/15/02 (Trinity Plus Fdg. Co. LLC Guaranteed) (d)	1,100,000	1,100,000
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 1.35%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Tucson Wtr. Rev. Bonds Series A, 5% 7/1/02 (FGIC Insured)	2,610,000	2,636,412
Yavapai County Cmnty. College District Bonds 4.875% 7/1/02	1,100,000	1,107,847
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) Series 1993, 2.9% tender 3/6/02, CP mode (d)	960,000	960,000
(Oxycal Lab. Proj.) Series 1999 A, 1.45%, LOC Bank One, Arizona NA, VRDN (a)(d)	1,000,000	1,000,000
Yuma County Indl. Dev. Auth. Rev. (Meadowcraft, Inc. Proj.) Series 1997, 1.35%, LOC Bank of America NA, VRDN (a)(d)	3,000,000	3,000,000
		98,761,812
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 4.8%
Fidelity Municipal Cash Central Fund, 1.32% (b)(c)	5,371,533	$ 5,371,533
TOTAL INVESTMENT PORTFOLIO - 93.6%		104,133,345
NET OTHER ASSETS - 6.4%		7,089,156
NET ASSETS - 100%		$ 111,222,501
Total Cost for Income Tax Purposes $ 104,133,345
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A23, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina)	3/15/01	$ 840,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $840,000 or 0.8% of net assets.

Income Tax Information
At August 31, 2001, the fund had a capital loss carryforward of approximately $39,000 of which $34,000 and $5,000 will expire on August 31, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 104,133,345
Cash		4,950,035
Receivable for fund shares sold		2,484,422
Interest receivable		304,736
Other receivables		13,317
Total assets		111,885,855
Liabilities
Payable for fund shares redeemed	$ 619,009
Accrued management fee	44,345
Total liabilities		663,354
Net Assets		$ 111,222,501
Net Assets consist of:
Paid in capital		$ 111,215,548
Accumulated net realized gain (loss) on investments		3,855
Unrealized gain from accretion of discount		3,098
Net Assets, for 111,188,766 shares outstanding		$ 111,222,501
Net Asset Value, offering price and redemption price per share ($111,222,501 ÷ 111,188,766 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2002 (Unaudited)
Investment Income
Interest		$ 967,558
Expenses
Management fee	$ 254,772
Non-interested trustees' compensation	175
Total expenses before reductions	254,947
Expense reductions	(21,087)	233,860
Net investment income		733,698
Realized and Unrealized Gain (Loss) Net Realized Gain (Loss) on Investment securities		42,715
Increase (decrease) in net unrealized gain from accretion of discount		3,098
Net gain (loss)		45,813
Net increase in net assets resulting from operations		$ 779,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 733,698	$ 3,363,978
Net realized gain (loss)	42,715	38
Increase (decrease) in net unrealized gain from accretion of discount	3,098	-
Net increase (decrease) in net assets resulting from operations	779,511	3,364,016
Distributions to shareholders from net investment income	(733,698)	(3,363,978)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	49,883,800	85,549,799
Reinvestment of distributions	727,714	3,175,224
Cost of shares redeemed	(41,288,129)	(92,575,592)
Net increase (decrease) in net assets and shares resulting from share transactions	9,323,385	(3,850,569)
Total increase (decrease) in net assets	9,369,198	(3,850,531)
Net Assets
Beginning of period	101,853,303	105,703,834
End of period	$ 111,222,501	$ 101,853,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.007	.032	.034	.028	.034	.033
Distributions from net investment income	(.007)	(.032)	(.034)	(.028)	(.034)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.73%	3.23%	3.50%	2.84%	3.41%	3.39%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.36%	.35%
Expenses net of all reductions	.46% A	.47%	.50%	.50%	.36%	.35%
Net investment income	1.45% A	3.19%	3.46%	2.79%	3.36%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,223	$ 101,853	$ 105,704	$ 90,657	$ 94,523	$ 88,134

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former account closeout fee. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity® Arizona Municipal Money Market Fund (the money market fund) (formerly Spartan Arizona Municipal Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Arizona. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective September 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $32,875 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on September 1, 2001.

The effect of this change during the period, was to increase net investment income by $5,493 and decrease net unrealized appreciation/depreciation by $5,493. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $57 for the period. Effective October 31, 2001, these fees were eliminated.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Arizona Municipal Money Market Fund	$ 24,232

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period these credits reduced expenses by the following amounts:

Spartan Arizona Municipal Income Fund	$ 27,854
Fidelity Arizona Municipal Money Market Fund	$ 21,087

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AZI/SPZ-SANN-0402 155585
1.700927.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 28, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity investors were still in search of solid footing after the first two months of 2002. High profile benchmarks such as the NASDAQ Composite® Index and Standard & Poor's 500SM Index were down year to date, but the blue chips' Dow Jones Industrial AverageSM posted a modest single-digit gain. Meanwhile, municipal bonds and mortgage-backed securities were the early performance leaders among the investment-grade fixed-income markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended February 28, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Municipal Money Market	0.78%	2.20%	16.37%	33.79%
All Tax-Free Money Market Funds Average	0.64%	1.92%	15.16%	31.12%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 521 money market funds.

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity Municipal Money Market	2.20%	3.08%	2.95%
All Tax-Free Money Market Funds Average	1.92%	2.86%	2.74%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	2/25/02	12/3/01	9/3/01	5/28/01	2/26/01
Fidelity Municipal Money Market Fund	1.11%	1.48%	2.05%	2.85%	3.32%
All Tax-Free Money Market Funds Average	0.89%	1.28%	1.78%	2.59%	2.69%
Fidelity Municipal Money Market Fund Tax-Equivalent	1.71%	2.28%	3.15%	4.38%	5.11%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which assumes you're in the 35.0% federal tax bracket. A portion of the fund's income may be subject to the alternative federal minimum tax.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Fidelity Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended February 28, 2002?

A. At the beginning of the period, market observers were uncertain about the direction of the economy. Some felt that a series of seven cuts in interest rates by the Federal Reserve Board - implemented during the first eight months of 2001 - would serve to stimulate an economic rebound. Other participants continued to be concerned that economic growth would remain anemic. The events of September 11 eliminated thoughts of a quick recovery. The Fed responded forcefully to reassure the markets, lowering the rate banks charge each other for overnight loans - known as the fed funds target rate - four additional times through the end of 2001. By the end of 2001, the Fed had brought the target rate down to 1.75%, its lowest level in 40 years. In January 2002, the Fed elected to keep short-term interest rates unchanged, signaling that it had completed this latest rate cut cycle. Interest rates in the taxable market rose during the period, responding to signs that the economy was strengthening and that the Fed would stop cutting rates. However, municipal yields, as is typical, lagged, remaining low relative to alternatives in the taxable market.

Q. What factors influenced the municipal money market?

A. The weakening economy threatened the overall credit quality of general obligation securities issued by states, counties and municipalities. That's because interest on these instruments is paid out of tax revenues, which generally declined amid the economic slowdown. Looking nationally, economies in the Western and Midwestern states weakened more than states in the Northeast and Southeast, which maintained steady growth. Nevertheless, many states and municipalities across the country wrestled with deficits arising from weak tax receipts. New security issuance was on the rise as municipalities looked to the debt markets to finance their projects and operations.

Q. What was your strategy with the fund?

A. I became more cautious as the period progressed. Whereas six months ago I was inclined to invest in longer-term securities in order to lock in yields before they declined, I spent the period scouring for value opportunities along the length of the money market yield curve. With the Fed finishing its rate cutting cycle and the economy rebounding, I was more inclined during the latter stages of the period to buy shorter-maturity securities because of the increased likelihood that rates would start to rise. With the fiscal health of some municipalities coming into question, I also looked to invest in securities that were less economically sensitive because they either were insured, backed by a letter of credit or issued by entities that enjoy a consistent revenue source, such as water utilities.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2002, was 1.10%, compared to 2.09% six months ago. The latest yield was the equivalent of a 1.69% taxable yield for investors in the 35.00% federal tax bracket. Through February 28, 2002, the fund's six-month total return was 0.78%, compared to 0.64% for the all tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. I expect interest rates in the municipal money markets to rise going forward, for three reasons. First, rates should rise within a strengthening economy; municipal yields have remained low relative to taxable alternatives and therefore should have some room to increase. Second, we should witness increased issuance as more and more municipalities come to market for financing. Added supply typically pushes rates higher as issuers seek to attract buyers by offering more attractive yields. Finally, at some point the dramatic flows that came into the municipal money market throughout 2001 should start to reverse course to be reinvested into other asset classes. In 2001, investors were attracted to money market securities because of the relative safety they offered in the face of economic uncertainty and weakness in the equity markets. Municipal money market funds like this one could witness outflows if the economy and stock markets improve. This in turn should dampen demand, which, when coupled with added supply, should push municipal money market rates higher.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: tax-free income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 010

Trading symbol: FTEXX

Start date: January 2, 1980

Size: as of February 28, 2002, more than $11.0 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/02	% of fund's investments 8/31/01	% of fund's investments 2/28/01
0 - 30	76.7	75.6	76.1
31 - 90	8.0	11.7	8.5
91 - 180	7.6	5.4	7.2
181 - 397	7.7	7.3	8.2
Weighted Average Maturity
	2/28/02	8/31/01	2/28/01
Fidelity Municipal Money Market	38 Days	37 Days	38 Days
All Tax-Free Money Market Funds Average *	38 Days	39 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2002	As of August 31, 2001
Variable Rate Demand Notes (VRDNs) 60.9%	Variable Rate Demand Notes (VRDNs) 64.0%
Commercial Paper (including CP Mode) 11.8%	Commercial Paper (including CP Mode) 18.5%
Tender Notes and Bonds 6.1%	Tender Notes and Bonds 3.1%
Municipal Notes 11.2%	Municipal Notes 5.1%
Municipal Bonds 3.3%	Municipal Bonds 0.0%
Other Investments 2.8%	Other Investments 7.4%
Net Other Assets 3.9%	Net Other Assets 1.9%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.4%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 1.35%, LOC Southtrust Bank NA, VRDN (b)(e)	$ 7,500	$ 7,500
(Gazebo East Proj.) Series 1991 B, 1.35%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	3,005	3,005
(Sundown Apts. Proj.) Series 2000 E, 1.35%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)(h)	18,790	18,790
Alabama Indl. Dev. Auth. Rev. (Southern Ionics Proj.) 1.35%, LOC Southtrust Bank NA, VRDN (b)(e)	1,800	1,800
Alabama Pub. School & College Auth. Rev. Participating VRDN Series ROC 00 1, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	11,345	11,345
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 1.35%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 1.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	16,000	16,000
Columbia Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) 1.35%, VRDN (b)(e)	15,000	15,000
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	8,000	8,000
Decatur Indl. Dev. Board Indl. Dev. Rev. (Monsanto Co. Proj.) Series 1996, 1.35%, VRDN (b)(e)	3,185	3,185
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 1.4% (BP PLC Guaranteed), VRDN (b)(e)	12,300	12,300
Florence Indl. Dev. Board Indl. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,375	1,375
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	8,200	8,200
Lafayette Indl. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 1.35%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	5,055	5,055
Mobile Indl. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Mobile Indl. Dev. Board Rev. (Newark Group Ind. Proj.) 1.23%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	6,180	6,180
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 1.35%, LOC Southtrust Bank NA, VRDN (b)(e)	$ 1,565	$ 1,565
Phenix City Indl. Dev. Board Envir. Impt. Rev. (Mead Coated Board Proj.) Series 1993 A, 1.45%, LOC Toronto-Dominion Bank, VRDN (b)(e)	8,800	8,800
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 1.35%, LOC Bank of America NA, VRDN (b)(e)	1,910	1,910
Tuscaloosa County Indl. Dev. Auth. Rev. (Hanna Steel Co. Proj.) 1.35%, LOC Bank of America NA, VRDN (b)(e)	575	575
		150,085
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series FRRI 00 N13, 1.3% (Liquidity Facility Bank of New York NA) (b)(g)	7,500	7,500
Series Merlots 99 D, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,900	12,900
Alaska Intl. Aprts. Revs. Participating VRDN:
Series Merlots 99 I, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,500	7,500
Series ROC II R138, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	8,015	8,015
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 1.4% (BP PLC Guaranteed), VRDN (b)(e)	10,900	10,900
Valdez Marine Term. Rev. Bonds (Phillips Petroleum Co. Proj.) Series 1994 C:
2.9%, tender 1/1/03 (b)	38,000	38,000
2.9%, tender 1/1/03 (b)	2,600	2,600
		87,415
Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Blood Sys., Inc. Proj.) Series 1995, 1.3%, LOC Bank One, Arizona NA, VRDN (b)	6,335	6,335
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 2.6%, tender 3/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)(e)	9,400	9,400
Flagstaff Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) 2.9% tender 3/6/02, CP mode (e)	2,100	2,100
(Citizens Communications Co. Proj.) Series 1997, 3.75%, VRDN (b)(e)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. (Clayton Homes Proj.) Series 1998, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 4,200	$ 4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 1.25%, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(Sands Apts. Proj.) Series 2001 A, 1.25%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
Mohave County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) Series 1993 E, 2.9% tender 3/6/02, CP mode (e)	17,860	17,860
(Citizens Communications Co. Proj.) Series 1997 3.23%, VRDN (b)(e)	2,090	2,090
Navajo County Indl. Dev. Auth. Rev. (Citizens Communications Co. Proj.) Series 1997 B, 3.75%, VRDN (b)(e)	4,495	4,495
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2001 B:
1.45% 6/20/02, LOC Dexia Cr. Local de France, CP	8,700	8,700
2.15% 5/10/02, LOC Dexia Cr. Local de France, CP	15,000	15,000
Phoenix Civic Plaza Bldg. Corp. Excise Tax Rev. Participating VRDN Series MSDW 01 558, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	4,468	4,468
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.3%, LOC Gen. Elec. Cap. Corp., VRDN (b)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 1.4%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,900	1,900
(Marlyn Nutraceuticals Proj.) 1.45%, LOC Bank One, Arizona NA, VRDN (b)(e)	3,300	3,300
(Plastican Proj.) Series 1997, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	4,025	4,025
(V.A.W. of America Proj.) Series 1997, 1.35%, LOC Bank of America NA, VRDN (b)(e)	1,100	1,100
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A23, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)(h)	1,915	1,915
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 1.25%, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.34% (Liquidity Facility Bank of New York NA) (b)(e)(g)	12,185	12,185
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Santa Cruz County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1988, 3.25% tender 3/18/02, CP mode (e)	$ 2,180	$ 2,180
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 2.2% tender 3/11/02, CP mode	2,800	2,800
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Bonds (Trinity Plus Fdg. Co. LLC Proj.) 2.7% 7/15/02 (Trinity Plus Fdg. Co. LLC Guaranteed) (e)	3,900	3,900
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.):
Series 1993, 2.9% tender 3/6/02, CP mode (e)	5,100	5,100
Series 1997, 2.9% tender 3/6/02, CP mode (e)	4,500	4,500
(Oxycal Lab. Proj.) Series 1999 A, 1.45%, LOC Bank One, Arizona NA, VRDN (b)(e)	2,900	2,900
		150,853
Arkansas - 0.6%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 1.35%, LOC Bank of America NA, VRDN (b)(e)	3,400	3,400
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	9,860	9,860
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.35%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,200	8,200
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 1.38%, LOC Cr. Agricole Indosuez, VRDN (b)(e)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 1.35%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Crossett Poll. Cont. Rev. (Georgia-Pacific Corp. Proj.) 1.25%, LOC Bank of America NA, VRDN (b)	6,500	6,500
Fayetteville Pub. Facilities Board (Butterfield Trail Village Proj.) 1.24%, LOC Us Bank NA Cincinnati, VRDN (b)	12,000	12,000
Harrison Indl. Dev. Rev. (Rock-Tenn Converting Co. Proj.) Series 1993, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,795	2,795
West Memphis Indl. Dev. Rev. (Proform Co. LLC Proj.) Series 1996, 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,975	1,975
		62,230
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - 5.4%
California Gen. Oblig.:
Variable Rate TRAN:
Series 2001 B, 1.34% 6/28/02 (b)	$ 224,700	$ 224,701
Series 2001 C, 1.496% 6/28/02 (b)	160,000	160,000
RAN 3.25% 6/28/02	123,500	123,909
California Higher Ed. Student Ln. Auth. Rev.:
Bonds:
Series 1987 C, 2.88%, tender 6/1/02, LOC Student Ln. Marketing Assoc. (b)(e)	17,500	17,500
Series 1994 A, 2.87%, tender 6/3/02, LOC State Street Bank & Trust Co. (b)(e)	10,000	10,000
Series A4, 3.2%, tender 4/1/02, LOC Student Ln. Marketing Assoc. (b)(e)	7,500	7,500
Series E5, 2.85%, tender 6/3/02, LOC Student Ln. Marketing Assoc. (b)(e)	13,000	13,000
Series 1992 E1, 1.25%, LOC Student Ln. Marketing Assoc., VRDN (b)(e)	3,200	3,200
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 A, 2%, tender 1/2/03 (b)	24,800	24,800
California Student Ed. Ln. Marketing Corp. Student Ln. Rev. Bonds Series 1994 A, 2.92%, tender 6/1/02, LOC State Street Bank & Trust Co. (b)(e)	6,000	6,000
Orange County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series EGL 96 C0906, 1.26% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	3,060	3,060
		593,670
Colorado - 2.7%
Arapahoe County School District #5 Cherry Creek TAN 3% 6/28/02	15,300	15,345
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.5%, LOC Fannie Mae, VRDN (b)(e)	8,300	8,300
Colorado Ctfs. of Prtn. Bonds (Fleet Mgmt. Prog.) Series 2002 A, 2% 7/15/02 (AMBAC Insured)	6,860	6,873
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.3%, LOC Bank One, Colorado NA, VRDN (b)	13,900	13,900
Colorado Hsg. & Fin. Auth.:
Bonds Series 2001 AA3 Class I, 2.15%, tender 9/17/02 (Liquidity Facility Landesbank Hessen-Thuringen) (b)	11,000	11,000
Participating VRDN:
Series BA 96 E, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth.: - continued
Participating VRDN:
Series FRRI 00 A3, 1.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	$ 2,685	$ 2,685
Series FRRI 00 A4, 1.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,230	6,230
Series FRRI L9, 1.3% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	5,755	5,755
Series Merlots 01 A20, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,085	6,085
Series PT 1373, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	11,280	11,280
Series PT 557, 1.32% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,565	3,565
Series Putters 120, 1.27% (Liquidity Facility J.P. Morgan Chase Bank) (b)(e)(g)	7,480	7,480
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.24% (Liquidity Facility Societe Generale) (b)(g)	11,480	11,480
Denver City & County Arpt. Rev.:
Participating VRDN:
Series FRRI 01 F12, 1.3% (Liquidity Facility Bank of New York NA) (b)(e)(g)	5,000	5,000
Series Merlots 97 Q, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,600	6,600
Series PA 762, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series PA 764R, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series 2000 B, 1.3% (MBIA Insured), VRDN (b)(e)	49,000	49,000
Denver City & County Spl. Facilites Arpt. Rev. (Worldport at DIA Proj.) Series A, 1.3%, LOC J.P. Morgan Chase Bank, VRDN (b)(e)	32,580	32,580
Denver West Metro. District Series 2001 A, 1.43%, LOC BNP Paribas SA, VRDN (b)	6,125	6,125
Douglas County School District TAN 3.5% 6/28/02	14,100	14,146
El Paso County School District #11 Colorado Springs TAN 3.5% 6/28/02	17,300	17,357
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 1.45%, LOC Bank One, Colorado NA, VRDN (b)(e)	1,055	1,055
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 01 4313, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	7,500	7,500
Monte Vista Swr. Rev. Series 1992, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	2,445	2,445
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 1.38%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 8,085	$ 8,085
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.95%, tender 8/7/02 (b)(h)	13,000	13,000
Summit County School District #RE1 TAN 3.05% 6/28/02	10,670	10,684
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.5%, LOC Fannie Mae, VRDN (b)(e)	4,510	4,510
		302,555
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 A, 1.2%, VRDN (b)	3,200	3,200
Series 1999 B, 1.3%, VRDN (b)(e)	5,500	5,500
(Philip Morris Co., Inc. Proj.) Series 1992, 1.3%, VRDN (b)	3,300	3,300
Delaware Gen. Oblig. Participating VRDN Series ROC 00 9, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	9,215	9,215
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,000	18,000
Delaware Hsg. Auth. Rev. Participating VRDN Series EGL 96 C0801, 1.26% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	5,280	5,280
Kent County Del Student Hsg. Rev. (Delaware State Univ. Proj.) Series A, 1.35%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	7,670	7,670
		52,165
District Of Columbia - 1.7%
District of Columbia Enterprise Zone Rev. (Crowell & Moring LLP Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	4,500	4,500
District of Columbia Gen. Oblig. Participating VRDN:
Series ROC II 99 10, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	5,905	5,905
Series ROC II 99 12, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,420	6,420
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Edgewood Terrace III Dev. Proj.) Series 2001, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	4,000	4,000
(Trenton Park Apts. Proj.) Series 2001, 1.4%, LOC Bank of America NA, VRDN (b)(e)	3,170	3,170
(WDC I LP Dev. Proj.) Series 2000, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	8,825	8,825
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.39% (Liquidity Facility Bank of New York NA) (b)(e)(g)	$ 8,000	$ 8,000
District of Columbia Hsg. Fin. Auth. Multi-family Hsg. Rev. (Mount Vernon Plaza Apts. Proj.) Series 1991, 1.3%, LOC Bank One NA, VRDN (b)(e)	13,105	13,105
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 1.3%, LOC Crestar Bank, VRDN (b)(e)	6,150	6,150
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 1.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	9,200	9,200
(Saint Patrick's Episcopal Proj.) 1.2%, LOC Suntrust Bank, VRDN (b)	5,300	5,300
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series EGL 98 5201, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	12,300	12,300
Series ROC II 99 5, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	9,505	9,505
Metro. Washington Arpts. Auth. Gen. Arpt. Rev. Series B, 1.45% 4/8/02 (Liquidity Facility Landesbank Baden-Wuerttemberg), CP (e)	12,000	12,000
Metro. Washington Arpts. Auth. Passenger Facility Charges Rev.:
Bonds Series 1999 A:
1.85% tender 4/25/02, LOC Bank of America NA, CP mode (e)	2,000	2,000
2.1% tender 4/18/02, LOC Bank of America NA, CP mode (e)	17,100	17,100
Series A:
1.4% 4/8/02 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	19,000	19,000
1.5% 3/13/02 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	8,800	8,800
1.5% 3/13/02 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	23,600	23,600
1.5% 6/5/02 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	9,000	9,000
Metro. Washington Arpt. Auth. Sys. Rev. Participating VRDN Series ROC II R54, 1.29% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	3,665	3,665
		191,545
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - 3.4%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.34% (Liquidity Facility Bank of New York NA) (b)(e)(g)	$ 11,175	$ 11,175
Florida Hsg. Fin. Agcy. Rev. (Ashley Lake Park II Proj.) Series 1989 J, 1.17%, LOC Freddie Mac, VRDN (b)(e)	5,350	5,350
Florida Local Govt. Fin. Auth. Rev.:
Series A:
2.1% 3/11/02, LOC First Union Nat'l. Bank, North Carolina, CP	24,900	24,900
2.1% 3/15/02, LOC First Union Nat'l. Bank, North Carolina, CP	13,100	13,100
Series B, 2.1% 3/20/02, LOC First Union Nat'l. Bank, North Carolina, CP (e)	6,500	6,500
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds 5% 10/1/02 (FGIC Insured) (e)	3,115	3,171
Jacksonville Elec. Auth. Rev. Participating VRDN Series Merlots 00 FF, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,690	4,690
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 1.35% 3/11/02, CP	12,700	12,700
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1992 B, 1.25%, VRDN (b)	27,000	27,000
Series 1995 A, 1.4%, VRDN (b)	8,100	8,100
Series 1997 B, 1.4%, VRDN (b)	40,005	40,005
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series 2001 A, 2.3%, tender 10/25/02 (b)	2,200	2,201
Miami-Dade County Gen. Oblig. Series A:
1.35% 4/8/02, LOC J.P. Morgan Chase Bank, LOC State Street Bank & Trust Co., CP (e)	13,500	13,500
1.35% 4/10/02, LOC J.P. Morgan Chase Bank, LOC State Street Bank & Trust Co., CP (e)	11,870	11,870
1.35% 4/11/02, LOC J.P. Morgan Chase Bank, LOC State Street Bank & Trust Co., CP (e)	13,602	13,602
1.4% 3/5/02, LOC J.P. Morgan Chase Bank, LOC State Street Bank & Trust Co., CP (e)	11,000	11,000
1.4% 6/4/02, LOC J.P. Morgan Chase Bank, LOC State Street Bank & Trust Co., CP (e)	16,247	16,247
1.4% 6/7/02, LOC J.P. Morgan Chase Bank, LOC State Street Bank & Trust Co., CP (e)	11,301	11,301
1.4% 6/11/02, LOC J.P. Morgan Chase Bank, LOC State Street Bank & Trust Co., CP (e)	13,610	13,610
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	$ 5,870	$ 5,870
Miami-Dade County School District TAN 3.5% 6/27/02	4,000	4,017
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	1,400	1,400
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 H3, 2.4%, tender 3/15/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	13,900	13,900
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	7,400	7,400
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1996 A, 1.35% tender 4/1/02, CP mode	30,200	30,200
Sunshine State Govt. Fing. Commission Rev.:
Series C, 1.35% 3/7/02 (FGIC Insured), CP (e)	12,355	12,355
Series D, 1.3% 3/1/02 (FGIC Insured) (AMBAC Insured), CP	23,815	23,815
1.45% 5/9/02 (FGIC Insured), CP (e)	22,995	22,995
		371,974
Georgia - 5.4%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. (Philip Morris Co. Proj.) 1.3%, VRDN (b)	9,590	9,590
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Plant Hatch Proj.) Second Series 2001, 1.45%, VRDN (b)(e)	16,900	16,900
Atlanta Arpt. Facilities Rev. Bonds Series B, 5.5% 1/1/03 (AMBAC Insured) (e)	2,670	2,751
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,000	5,000
Series MSDW 00 313, 1.34% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	4,090	4,090
Series MSDW 00 375, 1.29% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	14,345	14,345
Atlanta Urban Residential Fin. Auth. Multi-family Rev.:
(Big Bethel Village Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	4,500	4,500
(Brentwood Creek Apts. Proj.) Series 1999, 1.3%, LOC Suntrust Bank, VRDN (b)	4,720	4,720
(Carver Redev. Partnership I LP Proj.) Series 2000, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Rev.: - continued
(Peaks at West Atlanta Proj.) Series 2001, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	$ 5,000	$ 5,000
(Villages of Cascade Proj.) Series 1997 A, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	6,700	6,700
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	5,700	5,700
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 4.53%, tender 3/3/03 (b)	10,700	10,700
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 1.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	13,100	13,100
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 1.3%, LOC Danske Bank AS, VRDN (b)(e)	5,500	5,500
Cobb County Dev. Auth. Indl. Dev. Rev. (Amoena Corp. Proj.) Series 1992, 1.35%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	1,250	1,250
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 2001, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	6,400	6,400
Dawson County Dev. Auth. (Phillips & Brooks/Gladwin, Inc. Proj.) Series 1999, 1.3%, LOC Bank of America NA, VRDN (b)(e)	2,200	2,200
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.35%, LOC Comerica Bank, Texas, VRDN (b)(e)	2,500	2,500
DeKalb County Dev. Auth. Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 2.15%, VRDN (b)	7,100	7,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Villas of Friendly Heights Proj.) Series 2001, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	3,575	3,575
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 1.43%, LOC Southtrust Bank NA, VRDN (b)	13,860	13,860
(Walton Falls Apt. Proj.) Series 1999, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	18,000	18,000
Fulton County Hsg. Auth. Rev. 1.29%, VRDN (b)	73,000	73,000
George L Smith II World Congress Ctr. Auth. Rev. Bonds (Domed Stadium Proj.) 6% 7/1/02 (MBIA Insured) (e)	5,310	5,388
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Georgia Gen. Oblig.:
Bonds:
Series 2001 A, 4% 7/1/02	$ 10,920	$ 10,968
Series 2001 B, 4% 7/1/02	6,570	6,599
Participating VRDN Series ROC 00 18, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	10,395	10,395
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN:
Series FRRI 01 N9, 1.3% (Liquidity Facility Bank of New York NA) (b)(e)(g)	4,825	4,825
Series PT 504, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,720	6,720
Georgia Muni. Elec. Auth. Series B, 1.25% 4/4/02, LOC Bayerische Landesbank Girozentrale, LOC Wachovia Bank NA, CP	12,470	12,470
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series PA 786, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,595	4,595
Series SG 40, 1.21% (Liquidity Facility Societe Generale) (b)(g)	14,610	14,610
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 1.35%, LOC Suntrust Bank, VRDN (b)(e)	4,300	4,300
(Mayor's Point Term. Proj.) Series 1992, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	2,300	2,300
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	6,260	6,260
(Network Publications Proj.) Series 8, 1.3%, LOC Bank of America NA, VRDN (b)	2,100	2,100
(Shepherd Construction Co., Inc. Proj.) 1.35%, LOC Suntrust Bank, VRDN (b)(e)	1,200	1,200
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 1.25%, LOC Fannie Mae, VRDN (b)(e)	14,235	14,235
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	8,100	8,100
Jenkins County Dev. Auth. Indl. Rev. (Metal Industries, Inc. Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Lafayette Dev. Auth. Rev. (The Dixie Group Proj.) Series 1998, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	3,000	3,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	2,795	2,795
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 1.35%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	$ 16,200	$ 16,200
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 1.3%, LOC Bank of America NA, VRDN (b)(e)	8,300	8,300
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 1.21% (Liquidity Facility Societe Generale) (b)(g)	13,605	13,605
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	2,900	2,900
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.35%, LOC Bank One NA, Michigan, VRDN (b)(e)	2,580	2,580
Richmond County Dev. Auth. Solid Waste Disp. Rev.:
(Evergreen Nylon LLC Proj.) 1.25%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,600	3,600
(Evergreen Nylon Recycling Proj.) Series 1998, 1.25%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	40,500	40,500
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Autumnbrook Apts. Proj.) Series 1991 A, 1.35%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	7,165	7,165
(Walton Centennial Proj.) Series A, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 1.3%, VRDN (b)(e)	17,100	17,100
(Kaolin Terminals, Inc. Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	17,950	17,950
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Savannah Port Auth. Rev. (Pier 1 Imports, Inc. Proj.) 1.27%, LOC Bank One, Texas NA, VRDN (b)(e)	5,500	5,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 1.35%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 1.265%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	19,000	19,000
Vienna Dev. Auth. Indl. Dev. Rev. (Mid-Georgia Processing Co. Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 1.25%, LOC Suntrust Bank, VRDN (b)(e)	$ 5,800	$ 5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Winder-Barrow Indl. Bldg. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) 1.25%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 1.3%, LOC Suntrust Bank, VRDN (b)	3,700	3,700
		599,531
Hawaii - 1.4%
Hawaii Arpts. Sys. Rev.:
Bonds First Series, 5.4% 7/1/02 (MBIA Insured)	7,855	7,957
Participating VRDN:
Series BS 01 147 Class A, 1.25% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(g)	11,185	11,185
Series PA 765, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,500	2,500
Series ROC II R59, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	7,495	7,495
Series ROC II R60, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	9,395	9,395
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.):
Series 1988 A, 3.25% tender 3/28/02, CP mode (e)	3,000	3,000
Series 1988 B, 2.9% tender 3/6/02, CP mode (e)	6,700	6,700
Series 1988 C, 3.25% tender 3/28/02, CP mode (e)	2,500	2,500
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Bonds (Citizens Communications The Gas Co. Proj.) Series 2000, 2.9% tender 3/6/02, CP mode (e)	19,600	19,600
Participating VRDN Series PA 795R, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,000	8,000
Hawaii Gen. Oblig. Participating VRDN Series EGL 00 1101, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	6,470	6,470
Hawaii Hsg. & Cmnty. Dev. Corp.:
Bonds Series PA 706R, 1.9%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	5,630	5,630
Participating VRDN Series BA 00 M, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	15,965	15,965
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev.:
Bonds Series PT 574, 1.85%, tender 7/11/02 (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)(h)	$ 8,505	$ 8,505
Participating VRDN:
Series Merlots 01 A15, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,435	9,435
Series PT 35, 1.32% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	1,520	1,520
Honolulu City & County Gen. Oblig. Bonds Series 2001 C:
2.85%, tender 12/4/02 (FGIC Insured) (b)	13,600	13,681
2.85%, tender 12/4/02 (FGIC Insured) (b)	16,700	16,800
		156,338
Idaho - 0.4%
Idaho Hsg. & Fin. Assoc. Participating VRDN:
Series PA 145A, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,750	1,750
Series PT 1152, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,030	5,030
Series PT 247, 1.3% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	4,330	4,330
Series PT 571, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,735	3,735
Idaho Hsg. & Fin. Assoc. Hsg. Rev. (Assisted Living Concepts Proj.) Series 1997, 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,165	1,165
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Rev. Series 2001 2, 1.25%, VRDN (b)(e)	30,900	30,900
		46,910
Illinois - 7.6%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 1.24%, LOC Fannie Mae, VRDN (b)(e)	12,300	12,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.3%, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.3%, LOC Bank One NA, Chicago, VRDN (b)(e)	35,400	35,400
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.34% (Liquidity Facility Bank of America NA) (b)(g)	18,690	18,690
Series EGL 01 1309, 1.24% (b)(g)	11,205	11,205
Series Merlots 00 A4, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,845	4,845
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series Merlots 01 A47, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 6,095	$ 6,095
Series Merlots 97 E, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,700	8,700
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	9,900	9,900
Series EGL 98 1302, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	11,600	11,600
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,030	4,030
(Flying Food Fare Midway Proj.) 1.35%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
(MRC Polymers, Inc. Proj.) Series 2001, 1.4%, LOC Lasalle Bank NA, VRDN (b)(e)	6,500	6,500
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN:
Series BA 99 X2, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	32,670	32,670
Series BA 99 X1, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	14,995	14,995
Series Merlots 01 A85, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,805	5,805
Series Putters 212, 1.27% (Liquidity Facility J.P. Morgan Chase Bank) (b)(e)(g)	5,785	5,785
Series ROC II R67, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	2,495	2,495
Series ROC II R69, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	18,070	18,070
Series ROC II R70, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	3,570	3,570
Series 2001 A, 1.3% 3/4/02, LOC Commerzbank AG, CP (e)	19,330	19,330
Series A:
1.35% 3/13/02, LOC Commerzbank AG, CP (e)	9,344	9,344
1.4% 3/4/02, LOC Commerzbank AG, CP (e)	15,445	15,445
1.4% 3/5/02, LOC Commerzbank AG, CP (e)	30,000	30,000
1.45% 4/2/02, LOC Commerzbank AG, CP (e)	17,022	17,022
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,470	12,470
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 1.25% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	$ 5,415	$ 5,415
Series Merlots 00 A31, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	905	905
Series PT 448, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,875	3,875
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Merlots 01 A125, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,000	5,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,200	9,200
Series Merlots 97 V, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 1.26%, LOC Bank One NA, Chicago, VRDN (b)(e)	19,580	19,580
Du Page County Gen. Oblig. Participating VRDN:
Series Merlots 00 A9, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,760	9,760
Series Merlots 01 A74, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,810	5,810
Fulton Indl. Dev. Rev. (JT Cullen Co., Inc. Proj.) 1.35%, LOC Firstar Bank NA, VRDN (b)(e)	6,670	6,670
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,600	2,600
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,690	4,690
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Corp. Proj.) Series 1997, 2.25% tender 3/11/02, CP mode (e)	9,500	9,500
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 1.35%, LOC Bank of America NA, VRDN (b)(e)	4,000	4,000
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.45%, LOC Lasalle Bank NA, VRDN (b)(e)	2,187	2,187
(Overton Gear & Tool Corp. Proj.) Series 1994, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	600	600
(Quality Screw & Nut Co. Proj.) Series 2000 A, 1.45%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	5,250	5,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: - continued
(R&R Enterprises 2nd Proj.) Series 1999 A, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	$ 5,920	$ 5,920
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Illinois Pwr. Co. Proj.):
Series 1997 A, 1.3% (MBIA Insured), VRDN (b)(e)	41,000	41,000
Series 1997 B, 1.35% (MBIA Insured), VRDN (b)(e)	39,700	39,700
Series 1997 C, 1.3% (MBIA Insured), VRDN (b)(e)	23,000	23,000
Illinois Dev. Fin. Auth. Rev.:
Bonds (AMR Pooled Fing. Prog.) Series 1999 D2, 2.3%, tender 11/1/02, LOC Fifth Third Bank, Cincinnati (b)	7,500	7,500
(Rich Products, Corp. Proj.) Series 1988, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	6,300	6,300
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,040	9,040
Illinois Gen. Oblig. Participating VRDN:
Series BS 01 148, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	12,435	12,435
Series EGL 00 1304, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	9,100	9,100
Series Merlots 01 A45, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,775	8,775
Series PT 609, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	12,995	12,995
Series ROC 00 10, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	12,365	12,365
Illinois Health Facilities Auth. Rev.:
Bonds:
(Sarah Bush Lincoln Health Ctr. Proj.) 7.25% 5/15/22 (Pre-Refunded to 5/15/02 @ 102) (f)	5,000	5,160
Series PA 848R, 1.55%, tender 8/22/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	5,190	5,190
(Little Co. of Mary Hosp. Proj.) 1.26%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,500	9,500
Illinois Hsg. Dev. Auth. Rev. Participating VRDN Series Merlots 00 W, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,630	7,630
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 01 A48, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,990	8,990
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 01 A69, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 11,895	$ 11,895
Series SG 3, 1.25% (Liquidity Facility Societe Generale) (b)(g)	4,000	4,000
Series SGB 19, 1.24% (Liquidity Facility Societe Generale) (b)(g)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN Series EGL 00 1302, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Illinois Sports Facilities Auth. Participating VRDN Series Merlots 00 A36, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	2,695	2,695
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 1.25%, LOC Bank of America NA, VRDN (b)(e)	24,700	24,700
Series 1997 A, 1.25%, LOC Bank One NA, Chicago, VRDN (b)(e)	5,600	5,600
Series 1998 A, 1.25% (MBIA Insured) (BPA Bank of America NA), VRDN (b)(e)	12,200	12,200
Series AI, 1.25% (MBIA Insured), VRDN (b)(e)	16,505	16,505
Series AII, 1.25% (MBIA Insured), VRDN (b)(e)	17,500	17,500
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 1.25%, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
Madison County Envir. Impt. Rev. (Shell Wood River Refining Co. Proj.) Series 1997 A:
1.4% (Shell Oil Co. Guaranteed), VRDN (b)(e)	5,800	5,800
1.4% (Shell Oil Co. Guaranteed), VRDN (b)(e)	7,800	7,800
Metro. Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	10,520	10,520
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,160	4,160
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 1.23%, LOC Fannie Mae, VRDN (b)(e)	2,730	2,730
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	1,600	1,600
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 1.27%, LOC Bank One, Texas NA, VRDN (b)(e)	8,100	8,100
Southwestern Illinois Dev. Auth. Solid Waste Disp. Rev. (Shell Oil Co./Wood River Proj.) Series 1992, 1.4%, VRDN (b)(e)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Univ. of Illinois Univ. Revs. Participating VRDN:
Series Merlots 00 S, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 3,500	$ 3,500
Series Merlots 01 A105, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,190	3,190
Vernon Hills Indl. Dev. Rev. (Accurate Transmissions Proj.) 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,100	4,100
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 1.4%, LOC Bank of America NA, VRDN (b)(e)	5,840	5,840
Will-Kankakee Reg'l. Dev. Auth. Indl. Dev. Rev. (Unimast, Inc. Proj.) Series 2000, 1.3%, LOC Citibank NA, New York, VRDN (b)(e)	3,000	3,000
		842,198
Indiana - 2.2%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 1.35%, LOC Fed. Home Ln. Bank of New York, VRDN (b)(e)	6,300	6,300
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.45%, LOC Societe Generale, VRDN (b)(e)	7,600	7,600
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	6,750	6,750
Connersville Econ. Dev. Rev. (Inland Southern Corp. Proj.) Series 1997, 1.3%, LOC Bank of America NA, VRDN (b)(e)	1,080	1,080
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	4,800	4,800
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 1.52%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,415	1,415
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 1.32%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	8,200	8,200
Fort Wayne Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 1.7%, VRDN (b)	25,480	25,480
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 1.25%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,138	2,138
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc. Proj.) Series A, 1.5%, LOC Deutsche Bank AG, VRDN (b)(e)	4,000	4,000
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 1.32%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	3,175	3,175
Indiana Bond Bank Rev. Participating VRDN Series BS 01 177, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 1998, 1.4%, LOC J.P. Morgan Chase Bank, VRDN (b)(e)	$ 11,700	$ 11,700
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 1.3%, LOC Bank One NA, Michigan, VRDN (b)	15,000	15,000
Indiana Hsg. Fin. Auth. Participating VRDN:
Series Merlots 00 B6, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,810	3,810
Series Merlots 01 A2, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	2,070	2,070
Series Merlots 97 H, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	12,805	12,805
Series PT 246, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,845	4,845
Series ROC II R99, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	7,335	7,335
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 1.45%, LOC Bank One, Indiana NA, VRDN (b)(e)	520	520
Indianapolis Local Pub. Impt. Bond Bank TAN Series 2001 F, 2.4% 7/9/02	14,000	14,040
Kendallville Indl. Dev. Rev. (Philip Morris Co., Inc. Proj.) Series 1993, 1.3%, VRDN (b)	2,475	2,475
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.34%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,710	1,710
Morristown Envir. Impt. Rev. (Eftec, Inc. Proj.) Series 2000, 1.35%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	10,000	10,000
Muncie Indl. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 1.35%, LOC Bank of America NA, VRDN (b)(e)	3,200	3,200
Porter County Indl. Jail Bldg. Corp. Participating VRDN:
Series Merlots 01 A43, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	7,175	7,175
Series Merlots 01 A58, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,440	9,440
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Series 1999 A, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	5,000	5,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	10,000	10,000
Scottsburg Indl. Dev. Rev. (Multi-Color Corp. Proj.) 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,925	2,925
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.5% tender 5/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 5,200	$ 5,200
Series 1985 L2, 1.45% tender 4/8/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	7,400	7,400
Whiting Envir. Facilities (Amoco Oil Co. Proj.) 1.4% (BP PLC Guaranteed), VRDN (b)(e)	3,500	3,500
		238,088
Iowa - 0.8%
Clinton Indl. Dev. Rev. (Sethness Prods. Co. Proj.) 1.25%, LOC Northern Trust Co., Chicago, VRDN (b)(e)	2,100	2,100
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.35%, LOC Bank of America NA, VRDN (b)(e)	3,500	3,500
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series 2000 N, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	1,910	1,910
Series ROC II R74, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	5,110	5,110
Iowa Gen. Oblig. TRAN 3% 6/27/02	58,800	59,017
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	15,700	15,785
Waterloo Indl. Dev. Rev. (O'Neal Metals, Inc. Proj.) 1.35%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		92,422
Kansas - 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 1.3%, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Kansas City Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 2.15%, VRDN (b)	13,100	13,100
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series ROC II R92, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	8,905	8,905
Olathe Indl. Rev. (Garmin Int'l., Inc. Proj.) Series 1995, 1.3%, LOC Bank of America NA, VRDN (b)(e)	4,445	4,445
		56,550
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 3.3%
Boone County Indl. Dev. Rev. (Hennegan Co. Proj.) 2.12%, LOC Firstar Bank NA, VRDN (b)	$ 820	$ 820
Carroll County Solid Waste Disp. Rev.:
(Celotex Corp. Proj.) 1.25%, LOC Citibank NA, New York, VRDN (b)(e)	7,900	7,900
(North American Stainless LP Proj.) Series 2000, 1.3%, LOC Bank One NA, Chicago, VRDN (b)(e)	10,000	10,000
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 2.15%, tender 4/15/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	2,000	2,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 1.3% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,000	4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 1.3% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	24,050	24,050
Series 1993 B, 1.3% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	8,900	8,900
Series 1994 A, 1.3% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	6,200	6,200
Elizabethtown Indl. Bldg. Rev. (Altec Proj.) Series 1997, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Franklin County Indl. Dev. Rev. (Certified Tool & Manufacturing Proj.) 1.45%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,665	2,665
Glasgow Indl. Bldg. Rev. (Felker Brothers Corp. Proj.) 1.35%, LOC Firstar Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 1.27%, LOC Firstar Bank NA, VRDN (b)(e)	7,000	7,000
Henderson County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) 1.43%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,000	8,000
Jefferson County Board of Ed. RAN 3.5% 6/28/02	18,700	18,750
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 1.45%, LOC Bank One, Kentucky NA, VRDN (b)(e)	1,950	1,950
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1996 A, 1.55% tender 3/21/02, CP mode	15,000	15,000
Series 1997 A, 1.75% tender 3/21/02, CP mode (e)	26,000	26,000
Kenton County Arpt. Board Spl. (Delta Airlines Co. Proj.) Series 2000 A, 1.3%, LOC Commerzbank AG, VRDN (b)(e)	13,800	13,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series PT 490, 1.34% (Liquidity Facility Commerzbank AG) (b)(e)(g)	$ 3,120	$ 3,120
Series PT 521, 1.34% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev.:
(Goodwill Industries Kentucky, Inc. Proj.) 1.3%, LOC Bank One, Kentucky NA, VRDN (b)	2,675	2,675
(Republic Svcs., Inc. Proj.) Series 2000, 1.3%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Merlots 00 B9, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,295	4,295
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	6,000	6,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev.:
Series 1996 A, 1.25%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	37,390	37,390
Series AA1, 1.25%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	19,320	19,320
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	6,115	6,115
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	14,900	14,900
Series 1984 B3:
1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	4,880	4,880
1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	10,970	10,970
Perry County Solid Waste Disp. Rev. (TJ Int'l. Proj.) Series 1998, 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	3,355	3,355
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1992 A:
1.6% tender 4/5/02, CP mode	28,200	28,200
1.85% tender 3/12/02, CP mode	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.): - continued
Series 1997 A, 1.9% tender 4/8/02, CP mode (e)	$ 30,400	$ 30,400
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 1.22%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,835	2,835
		366,735
Louisiana - 1.4%
Caddo Parish Indl. Dev. Board Exempt Facilities Rev. (Atlas Proj.) Series 1996 A, 1.3%, LOC Deutsche Bank AG, VRDN (b)(e)	13,000	13,000
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 1.7%, VRDN (b)(e)	7,500	7,500
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (b)(e)	10,000	10,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series 2001 C, 2.8%, tender 3/15/02 (b)(e)	7,775	7,775
Participating VRDN:
Series LB 99 A52, 1.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,290	3,290
Series PT 516, 1.28% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	6,845	6,845
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 1.39% (Liquidity Facility Bank of New York NA) (b)(e)(g)	7,130	7,130
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.3% (MBIA Insured), VRDN (b)	13,500	13,500
New Orleans Aviation Board Rev. Series 1997 A, 1.3% (MBIA Insured), VRDN (b)(e)	18,100	18,100
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	5,790	5,790
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.):
Series 1994, 1.4%, VRDN (b)(e)	5,500	5,500
Series 1995, 1.4%, VRDN (b)(e)	9,200	9,200
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1991, 1.4%, VRDN (b)(e)	8,200	8,200
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.45% tender 4/5/02, CP mode	1,700	1,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev.: - continued
(Dow Chemical Co. Proj.):
Series 1993, 1.7%, VRDN (b)(e)	$ 22,500	$ 22,500
Series 1994 A, 1.7%, VRDN (b)(e)	10,000	10,000
		150,030
Maine - 0.2%
Fort Fairfield Rev. (Atlantic Custom Processors Proj.) Series 1998, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,000	2,000
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	13,295	13,295
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 1.25%, LOC Bank of New York NA, VRDN (b)(e)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	2,000	2,000
		26,295
Maryland - 1.8%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.35% tender 3/7/02, CP mode	3,000	3,000
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 1.25%, LOC Danske Bank AS, VRDN (b)	2,000	2,000
Baltimore Rev. Participating VRDN Series SGA 20, 1.2% (Liquidity Facility Societe Generale) (b)(g)	13,900	13,900
Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	4,400	4,400
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.:
Bonds:
Series 2001 C, 3.2% 3/28/02	2,100	2,100
Series 2001 D, 3.25% 3/28/02 (e)	16,180	16,180
Series B, 1.6% 12/19/02	6,500	6,500
Series C, 1.65% 12/19/02 (e)	15,200	15,200
Participating VRDN:
Series FRRI A66, 1.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	21,600	21,600
Series Merlots 00 lll, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	16,795	16,795
Series Merlots 01 B2, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,815	4,815
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.: - continued
Participating VRDN:
Series PT 525, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	$ 11,600	$ 11,600
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 1.3%, LOC Bank of America NA, VRDN (b)(e)	4,200	4,200
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	3,200	3,200
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	15,000	15,000
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 1.17%, LOC Fannie Mae, VRDN (b)(e)	50,000	50,000
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	8,415	8,415
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,440	1,440
		200,345
Massachusetts - 0.4%
Billerica Gen. Oblig. BAN Lot B, 3% 7/12/02	6,500	6,508
Chelmsford Gen. Oblig. BAN 3.25% 6/27/02	4,000	4,008
Freetown Lakeville Reg'l. School District BAN 3.25% 7/5/02	8,100	8,111
Massachusetts Gen. Oblig. Series 1998 A, 1.2%, VRDN (b)	24,500	24,500
		43,127
Michigan - 2.3%
Detroit Swr. Disp. Rev.:
Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (b)	32,200	32,200
Participating VRDN:
Series Merlots 00 I, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,200	3,200
Series PT 602, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,895	5,895
Series SG 99 133, 1.21% (Liquidity Facility Societe Generale) (b)(g)	22,225	22,225
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,995	6,995
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	12,520	12,520
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Series 2, 1.35% 3/26/02, LOC Commerzbank AG, LOC Canadian Imperial Bank of Commerce, CP	$ 12,700	$ 12,700
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series 1997 X, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	7,200	7,200
(United Memorial Hosp. Assoc. Proj.) Series 1999, 1.24%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	6,300	6,300
Michigan Muni. Bond Auth. Rev.:
Bonds Series 2001 A1, 4% 4/11/02	14,800	14,832
Participating VRDN Series EGL 00 2201, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	10,110	10,110
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) Series 1999, 1.7%, VRDN (b)(e)	14,300	14,300
(Fintex LLC Proj.) Series 2000, 1.35%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,200	3,200
(Majestic Ind., Inc. Proj.) 1.35%, LOC Comerica Bank, Detroit, VRDN (b)(e)	2,000	2,000
(Orchestra Place Renewal Proj.) Series 2000, 1.33%, LOC ABN-AMRO Bank NV, VRDN (b)	6,500	6,500
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1988, 1.35% tender 4/9/02, CP mode (e)	5,650	5,650
(Gen. Motors Corp. Proj.):
Series 1988 A, 1.6%, VRDN (b)	18,000	18,000
1.75%, VRDN (b)	30,865	30,865
Michigan Strategic Fund Solid Waste Disp. Rev.:
(Grayling Gen. Station Proj.) Series 1990, 1.25%, LOC Barclays Bank PLC, VRDN (b)(e)	2,348	2,348
(Great Lakes Recovery Proj.) 1.3%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,500	1,500
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 1.75%, VRDN (b)(e)	23,800	23,800
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Pontiac Vision School Proj.) Series 2000, 1.25%, LOC Comerica Bank, Detroit, VRDN (b)	6,705	6,705
		249,045
Minnesota - 1.1%
Becker Poll. Cont. Rev.:
Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.):
Series 1992 A, 1.35% tender 4/9/02, CP mode	8,000	7,994
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Becker Poll. Cont. Rev.: - continued
Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.): - continued
Series 1993 A, 1.35% tender 4/9/02, CP mode	$ 10,000	$ 9,992
1.5% tender 5/1/02, CP mode	15,800	15,800
(Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 2000 A, 1.7%, VRDN (b)	22,000	22,000
Cloquet Indl. Facilities Rev. (Potlatch Corp. Proj.) Series C, 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Hennepin County Gen. Oblig. Series 1996 C, 1.25%, VRDN (b)(e)	1,800	1,800
Hennnepin County Hsg. & Redev. Auth. Multi-family Rev. (City Apts. at Loring Park Proj.) 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,050	4,050
Minneapolis & Saint Paul Hsg. Fin. Rev. Bonds Series 2001 A3, 3.25% 5/1/02 (e)	4,868	4,868
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN Series Putters 203, 1.27% (Liquidity Facility J.P. Morgan Chase Bank) (b)(e)(g)	3,665	3,665
BAN 3.75% 8/1/02 (e)	32,200	32,340
1.35% 3/7/02, LOC Westdeutsche Landesbank Girozentrale, CP (e)	7,000	7,000
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2001 C, 3.2% 5/1/02	4,680	4,680
Participating VRDN Series Merlots 01 B3, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,495	3,495
		122,684
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (Pillowtex Corp. Proj.) Series 1992, 1.3%, LOC Bank of America NA, VRDN (b)(e)	1,380	1,380
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	3,000	3,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,885	12,885
Mississippi Gen. Oblig. Participating VRDN Series EGL 99 2401, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	10,900	10,900
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 1.35%, LOC Southtrust Bank NA, VRDN (b)	8,200	8,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Home Corp. Multi-family Hsg. Rev.: - continued
(Cambridge Park Apts. Proj.) Series 2001 3, 1.35%, LOC Southtrust Bank NA, VRDN (b)(e)	$ 9,800	$ 9,800
(Colony Park Apts. Proj.) Series 1998 I, 1.35%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,000	8,000
		54,165
Missouri - 1.2%
Clay County Indl. Dev. Auth. Indl. Rev. (K.C. Salad Real Estate Co. LLC Proj.) 1.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	4,765	4,765
Independence Indl. Dev. Auth. Indl. Dev. Rev. (Interlock Realty Co. Proj.) 1.43%, LOC Firstar Bank NA, VRDN (b)(e)	155	155
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 1.32%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	7,300	7,300
Lees Summit Indl. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 1.3%, LOC Bank of America NA, VRDN (b)(e)	6,800	6,800
Missouri Dev. Fin. Board Indl. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 1.3%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	8,000	8,000
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.68%, VRDN (b)	25,900	25,900
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Merlots 00 B10, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	13,440	13,440
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1991 B, 1.35% (MBIA Insured) (BPA State Street Bank & Trust Co.), VRDN (b)(e)	15,500	15,500
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Bonds Series PT 341, 1.85%, tender 7/11/02 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)(h)	8,865	8,865
Participating VRDN:
Series FRRI A64, 1.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,620	2,620
Series Merlots 01 A28, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,580	7,580
Series PA 157, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,525	4,525
Series PT 595, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,255	6,255
Series Putters 224, 1.27% (Liquidity Facility J.P. Morgan Chase Bank) (b)(e)(g)	6,665	6,665
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 1.34% (Liquidity Facility Bank of New York NA) (b)(e)(g)	$ 4,945	$ 4,945
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G Phillips Proj.):
Series 2001 A, 1.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	3,050	3,050
Series B, 1.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	6,200	6,200
		132,565
Montana - 0.6%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 3.25%, tender 3/1/03, LOC Dexia Cr. Local de France (b)(e)(i)	54,145	54,145
Montana Board of Hsg. Participating VRDN Series BA 00 I, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,250	10,250
		64,395
Nebraska - 1.1%
Nebhelp, Inc. Rev. Series C, 1.25% (MBIA Insured), VRDN (b)(e)	15,300	15,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series 2000 H, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	5,620	5,620
Series BA 98 J, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	14,995	14,995
Series FRRI 02 L1, 1.3% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	5,500	5,500
Series FRRI L31, 1.3% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	7,665	7,665
Series Merlots 00 O, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,670	3,670
Series Merlots 00 UU, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	14,905	14,905
Series 2000 F, 1.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	22,000	22,000
Series 2000 G, 1.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,285	9,285
Series 2001 E, 1.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series FRRI A3, 1.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	$ 3,700	$ 3,700
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	12,500	12,500
		125,140
Nevada - 0.7%
Clark County Passenger Facility Charge Rev. Bonds (Vegas Int'l. Arpt. Proj.) Series B, 6.25% 7/1/22 (Pre-Refunded to 7/1/02 @ 102) (e)(f)	19,700	20,362
Director of Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	6,250	6,250
Director of State Dept. Bus. & Ind. (Valley Joist, Inc. Proj.) Series A, 1.35%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	8,060	8,060
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.24% (Liquidity Facility Societe Generale) (b)(g)	23,100	23,100
Nevada Hsg. Division:
Bonds Series Merlots 00 A6, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)(h)	6,205	6,205
(Horizon Apt. Hsg. Proj.) Series 2000 A, 1.35%, LOC Fannie Mae, VRDN (b)(e)	5,075	5,075
(Oakmont Apt. Fort Apache Road Proj.) Series 1996 A, 1.35%, LOC UBS AG, VRDN (b)(e)	2,520	2,520
(Oakmont at Flamingo Rd. Proj.) Series 1996 A, 1.35%, LOC UBS AG, VRDN (b)(e)	9,500	9,500
		81,072
New Hampshire - 1.7%
Manchester Arpt. Rev. 1.25% (FGIC Insured), VRDN (b)	26,240	26,240
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
1.35% tender 4/9/02, CP mode (e)	36,900	36,900
1.4% tender 4/3/02, CP mode (e)	4,000	4,000
Series 1990 B, 1.3% tender 4/3/02, CP mode	43,100	43,100
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 1.25%, LOC HSBC Bank USA, VRDN (b)(e)	4,550	4,550
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 1.265%, LOC Deutsche Bank AG, VRDN (b)(e)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - continued
New Hampshire Health & Edl. Facilities Auth. Rev. (Exeter Hosp. Group Proj.) Series 2001 B, 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)	$ 7,500	$ 7,500
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	7,630	7,630
Series Merlots 00 A29, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	10,950	10,950
Series Merlots 00 B13, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,620	4,620
Series Merlots 01 A51, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,480	4,480
Series Merlots 97 F, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,920	7,920
Series PA 351, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,115	4,115
Series PT 348, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,295	3,295
		182,300
New Mexico - 0.4%
Albuquerque Technical & Vocational Institute District Bonds 4% 8/15/02	5,750	5,783
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 1.35%, LOC Firstar Bank NA, VRDN (b)(e)	2,655	2,655
New Mexico Edl. Assistance Foundation Student Ln. Rev. Participating VRDN Series PT 262, 1.32% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	4,105	4,105
New Mexico Mtg. Fin. Auth.:
Bonds Series Merlots 01 A37, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)(h)	11,700	11,700
Participating VRDN:
Series Merlots 00 A9, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,365	3,365
Series PA 118, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,615	2,615
Series PT 225, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	9,275	9,275
		39,498
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 0.4%
New York State Mtg. Agcy. Rev. Participating VRDN Series Merlots 97 J, 1.28% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	$ 11,845	$ 11,845
Rochester Gen. Oblig.:
BAN Series III, 3.25% 10/24/02	13,215	13,313
RAN Series IV, 3% 6/28/02	18,900	18,952
		44,110
Non State Specific - 0.2%
Stephens Equity Trust II Participating VRDN Series 1996, 1.34%, LOC HSBC Bank USA (b)(g)	19,081	19,081
North Carolina - 1.3%
Buncombe County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 1.35%, LOC Comerica Bank, Detroit, VRDN (b)(e)	3,855	3,855
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	3,825	3,825
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	3,000	3,000
Columbus County Indl. Facilities & Poll. Cont. Rev.:
(Conflandey Proj.) 1.35%, LOC BNP Paribas SA, VRDN (b)(e)	4,400	4,400
(Interkordsa, Inc. Proj.) Series 2000, 1.3%, LOC Bank of America NA, VRDN (b)(e)	8,250	8,250
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	5,740	5,740
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 1.3%, LOC Nat'l. City Bank Michigan, Illinois, VRDN (b)(e)	5,050	5,050
Mecklenburg County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Stefano Foods, Inc. Proj.) Series 1996, 1.3%, LOC Bank of America NA, VRDN (b)(e)	2,200	2,200
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	5,600	5,600
North Carolina Gen. Oblig. Bonds Series A, 4.5% 3/1/02	16,000	16,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
(Pine Brick Co., Inc. Proj.) Series 2000, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 30,855	$ 30,855
Surry County Indl. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	1,300	1,300
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	9,500	9,500
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tennessee Converting Corp. Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	5,350	5,350
Wake County Hsg. Auth. Multi-family Rev.:
(Grove at Cary Park Apt. Proj.) Series 2001 A, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	6,840	6,840
(Lakeview Pemberly Apt. Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	11,000	11,000
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,550	2,550
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	6,000	6,000
		148,315
North Dakota - 0.3%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	10,600	10,600
North Dakota Hsg. Fin. Agcy. Rev.:
Bonds Series 2001 B, 3.35% 3/1/02 (e)	13,700	13,700
Participating VRDN Series 2000, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,655	5,655
		29,955
Ohio - 2.6%
Clark County Multi-family Rev. (Masonic Home Proj.) Series 1999, 1.29% (AMBAC Insured), VRDN (b)	14,095	14,095
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 1.29%, LOC Firstar Bank NA, VRDN (b)	8,300	8,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.):
Series 1997 C, 1.2% (Liquidity Facility Bank of America NA), VRDN (b)	$ 6,800	$ 6,800
Series 1998 A, 1.2% (Liquidity Facility J.P. Morgan Chase Bank), VRDN (b)	13,705	13,705
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.29%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	6,600	6,600
Greene County Gen. Oblig. BAN 4% 3/1/02	16,280	16,280
Hamilton County Swr. Sys. Rev. Bonds 3% 12/1/02 (MBIA Insured)	4,790	4,824
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series B, 3.4% 3/1/02 (e)	16,900	16,900
Series E, 2.75% 8/15/02 (e)	35,300	35,300
Participating VRDN:
Series BA 00 F, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	19,410	19,410
Series BA 00 Q, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	7,125	7,125
Series BA 98 B, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	20,300	20,300
Series BA 98 Q, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	20,395	20,395
Series BA 99 Q, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	22,800	22,800
Series Merlots 00 A1, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,500	5,500
Series PA 806, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,110	1,110
Series PT 241, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	16,860	16,860
Series PT 282, 1.28% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	9,965	9,965
Series PT 567, 1.28% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	4,640	4,640
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.25%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	5,000	5,000
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 1.32%, LOC Bank One NA, VRDN (b)(e)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Rev. Bonds (Major New State Infrastructure Proj.) Series 1, 3.5% 6/15/02	$ 6,300	$ 6,325
Ohio Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.33%, LOC Bank One Corp., VRDN (b)(e)	2,100	2,100
Ohio Wtr. Dev. Auth. (Waste Mgmt. Proj.) Series B, 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	8,100	8,100
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 1.35%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 1.27%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	900	900
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 1.4%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	2,200	2,200
(Kidd Dev. Proj.) 1.45%, LOC Bank One NA, VRDN (b)(e)	1,500	1,500
		281,834
Oklahoma - 1.3%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	8,900	8,900
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	3,300	3,300
McGee Creek Auth. Wtr. Rev. Participating VRDN Series CDC 00 B, 1.21% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	10,770	10,770
Oklahoma Dev. Fin. Auth. Rev. (Shawnee Fdg. LP Proj.) Series 1996, 1.3%, LOC Bank of Nova Scotia, VRDN (b)(e)	4,000	4,000
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.39% (Liquidity Facility Bank of New York NA) (b)(e)(g)	6,630	6,630
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds:
(Homeownership Ln. Prog.) 0%, tender 1/31/03 (b)(e)(i)	15,000	15,000
Series PT 342, 1.85%, tender 7/11/02 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)(h)	5,395	5,395
Participating VRDN:
Series CDC 96 G, 1.28% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	3,665	3,665
Series LB 99 A5, 1.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,800	3,800
Series PT 104, 1.32% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	1,680	1,680
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Participating VRDN:
Series PT 167, 1.28% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	$ 4,085	$ 4,085
Series PT 305, 1.28% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	5,480	5,480
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 1.22% (MBIA Insured), VRDN (b)(e)	18,500	18,500
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Bonds Series 2001, 2.53%, tender 4/1/02 (Liquidity Facility Societe Generale) (b)	27,200	27,200
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 1.35%, LOC Bank of America NA, VRDN (b)(e)	3,600	3,600
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series BA 97 B1, 1.34% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,005	10,005
Series BA 97 B2, 1.29% (Liquidity Facility Bank of America NA) (b)(g)	7,000	7,000
		139,010
Oregon - 0.4%
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 1.4%, LOC Nat'l. Bank of Canada, VRDN (b)(e)	3,600	3,600
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.29%, LOC Bank One, Arizona NA, VRDN (b)	12,350	12,350
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.:
Bonds:
Series 2001 D, 3.25% 3/28/02 (e)	3,990	3,990
Series 2001 U, 2.12% 11/14/02 (e)	10,000	10,000
Series 2002 D, 1.72% 2/6/03 (e)	2,740	2,740
Participating VRDN Series Merlots 01 B5, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	10,235	10,235
Port of Portland Arpt. Rev. Participating VRDN Series PA 574, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,135	5,135
		48,050
Pennsylvania - 2.9%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	10,905	10,905
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth.:
Bonds (South Hills Health Sys. Proj.):
Series 1998 B, 3.25%, tender 4/1/02, LOC PNC Bank NA, Pittsburgh (b)	$ 6,765	$ 6,765
Series 2000 A, 2.9%, tender 6/1/02, LOC PNC Bank NA, Pittsburgh (b)	5,000	5,000
Participating VRDN Series PA 748, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,600	3,600
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN:
Series EGL 95 3503, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	15,600	15,600
Series EGL 95 3504, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	19,800	19,800
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1996, 2.25% tender 3/11/02, CP mode (e)	13,800	13,800
Berks County Indl. Dev. Auth. Rev. (Giorgi Mushroom Co. Proj.) Series C, 1.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	5,720	5,720
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	4,975	4,975
Emmaus Gen. Auth. Rev. (Pennsylvania Ln. Prog.) Series 2000 A, 1.2% (FSA Insured), VRDN (b)	14,150	14,150
Huntingdon County Gen. Auth. College Rev. Bonds (Juniata College Proj.) Series 2001 A, 4%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	8,400	8,414
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	4,500	4,500
Lycoming County Indl. Dev. Auth. (Coastal Aluminum Rolling Mills Proj.) Series 1995, 1.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,275	1,275
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series BS 98 31 Class A, 1.25% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	11,925	11,925
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Corp. Proj.):
Series 1988, 2.25% tender 5/21/02, CP mode (e)	8,865	8,865
Series 1991, 2.25% tender 3/11/02, CP mode (e)	4,350	4,350
(Binney & Smith, Inc. Proj.) Series 1997 A, 1.3%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.3% (AMBAC Insured), VRDN (b)	$ 26,600	$ 26,600
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	600	600
(BPS Dev. Proj.) Series 1989 D3, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	100	100
(Giffen, Schlaegle & Pirillia Proj.) Series 1992 A3, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	350	350
Series 1994 B3, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,100	1,100
Series 1995 A6, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,400	1,400
Series 1995 D10, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	800	800
Series 1996 D5, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	2,400	2,400
Series 1997 B1, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,400	1,400
Series 1997 B4, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,400	1,400
Series 1997 B6, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	800	800
Series 1997 B7, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	400	400
Series 1997 B8, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Series 1997 B9, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 C, 1.25%, LOC Student Ln. Marketing Assoc., VRDN (b)(e)	40,700	40,700
Series 1997 A, 1.25% (AMBAC Insured), LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	11,000	11,000
Series 2000 A, 1.25% (AMBAC Insured), VRDN (b)(e)	19,800	19,800
Series A, 1.25% (AMBAC Insured), VRDN (b)(e)	20,000	20,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds (Wilkes Univ. Proj.) Series 1997 B8, 2.15%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,800	2,800
Philadelphia Auth. For Spl. (Marketplace Redwood Proj.) Series A, 1.15% (AMBAC Insured), VRDN (b)(e)	6,700	6,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 3,795	$ 3,795
Philadelphia Auth. for Indl. Dev. Revs. (30th Street Station Proj.) 1.5% (MBIA Insured), VRDN (b)(e)	18,600	18,600
Temple Univ. Commonwealth Higher Ed. Bonds Series 2001, 4% 5/8/02	12,800	12,823
		317,112
Rhode Island - 0.2%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN:
Series Merlots 01 A80, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,080	5,080
Series Merlots 02 A6, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,175	5,175
Series Putters 156, 1.27% (Liquidity Facility J.P. Morgan Chase Bank) (b)(e)(g)	5,200	5,200
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev.:
(Calise & Sons Bakery Proj.) Series 1999, 1.35%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	7,885	7,885
(NFA Corp. Proj.) 1.35%, LOC Fleet Bank NA, VRDN (b)(e)	2,400	2,400
		25,740
South Carolina - 2.2%
Beaufort County Gen. Oblig. BAN 3.2% 4/24/02	6,000	6,005
Berkeley County Exempt Facility Indl. Rev. (Amoco Chemical Co. Proj.) 1.4%, VRDN (b)(e)	7,600	7,600
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 1.24% (Alcoa, Inc. Guaranteed), VRDN (b)	6,100	6,100
Charleston Gen. Oblig. TAN 3.75% 3/15/02	14,500	14,503
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	6,650	6,650
Marion County Indl. Dev. Rev. (New South, Inc. Proj.) Series 1994, 1.35%, LOC Bank of America NA, VRDN (b)(e)	2,115	2,115
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	8,825	8,825
South Carolina Gen. Oblig. Bonds (State Hwy. Proj.) Series 2001 B, 5% 4/1/02	11,710	11,729
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,365	3,365
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN: - continued
Series PT 270, 1.32% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	$ 4,290	$ 4,290
Series PT 326, 1.28% (Liquidity Facility Commerzbank AG) (b)(e)(g)	42,350	42,350
South Carolina Hsg. Fin. Dev. Multi-family Hsg. Rev.:
(City Heights Apt. Proj.) Series 2000 A1, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 1.35%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	2,900	2,900
(Carolina Ceramics LLC Proj.) 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
(Carolinas Recycling Group Proj.) Series 2001, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	5,300	5,300
(Chambers Richland Co. Landfill Proj.) Series 1997, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	9,000	9,000
(Keys Printing Co. Proj.) 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	2,600	2,600
(Mohawk Ind., Inc. Proj.):
Series 1997 B, 1.34%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,800	1,800
Series A, 1.34%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,100	1,100
Series C, 1.34%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	3,900	3,900
(Paxar Corp. Proj.) Series 1996, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	3,800	3,800
(Ring Missouri LP Proj.) Series 1999, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	6,600	6,600
(TMC, Inc. Proj.) 1.43%, LOC Southtrust Bank NA, VRDN (b)(e)	5,540	5,540
(Turnils North America Proj.) Series 1999, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	5,900	5,900
(Virtual Image Technology Proj.) Series 1998, 1.35%, LOC Bank of America NA, VRDN (b)(e)	1,700	1,700
South Carolina Jobs Econ. Dev. Auth. Indl. Dev. Rev.:
(Titan Wheel Int'l. Proj.) Series 1995, 1.35%, LOC Bank of America NA, VRDN (b)(e)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Indl. Dev. Rev.: - continued
(Wellman, Inc. Proj.) 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 7,500	$ 7,500
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series FRRI A22, 1.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,510	3,510
Series 1998 B, 1.25% (FSA Insured), VRDN (b)(e)	7,500	7,500
South Carolina Pub. Svc. Auth. Rev.:
Bonds 6.625% 7/1/31 (Pre-Refunded to 7/1/02 @ 102) (f)	8,990	9,284
Participating VRDN Series Merlots 00 L, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,500	6,500
Spartanburg County School District #6 BAN 3.4% 5/15/02	8,300	8,308
Union County Indl. Dev. Auth. Rev. (Fed. Paper Board Proj.) 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	4,000	4,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.35% tender 3/11/02, CP mode	6,250	6,250
		238,604
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth.:
Bonds Series PA 725R, 1.9%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	7,275	7,275
Participating VRDN Series PT 572, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,000	5,000
(Harmony Heights Proj.) Series 2001, 1.3% (Liquidity Facility Fannie Mae), VRDN (b)(e)	6,500	6,500
		18,775
Tennessee - 2.6%
Chattanooga Indl. Dev. Board Indl. Rev.:
(Burner Systems Int'l., Inc. Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	4,500	4,500
(Chattanooga Bakery, Inc. Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Cumberland County Indl. Dev. Board Indl. Dev. Rev. (Delbar Products, Inc. Proj.) 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,800	1,800
Fayetteville & Lincoln County Indl. Dev. Rev. (V.A.W. of America, Inc. Proj.) Series 1997, 1.35%, LOC Bank of America NA, VRDN (b)(e)	4,000	4,000
Huntingdon Indl. Dev. Board Rev. (Behlen Manufacturing Co. Proj.) Series 2000, 1.38%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 1.3%, LOC Bank of America NA, VRDN (b)(e)	$ 8,000	$ 8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series FRRI 00 A2, 1.25% (Liquidity Facility Bank of New York NA) (b)(g)	13,100	13,100
Loudon County Indl. Exempt Facilites Rev. (Kimberly Clark Corp. Proj.) 1.3%, VRDN (b)(e)	11,600	11,600
Maury County Indl. Dev. Board Swr. Disp. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.25%, VRDN (b)(e)	7,000	7,000
McMinn County Indl. Dev. Board Indl. Rev. (Southern Ionics, Inc. Proj.) 1.35%, LOC Southtrust Bank NA, VRDN (b)(e)	1,080	1,080
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	20,000	20,000
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 1.24% (Liquidity Facility Societe Generale) (b)(g)	3,700	3,700
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	16,800	16,800
Memphis-Shelby County Indl. Poll. Cont. Rev. (Birmingham Steel Co. Proj.) Series 1996, 1.3%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	7,500	7,500
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.):
Series B1, 1.65%, tender 7/2/02 (b)	13,400	13,400
Series B2, 2%, tender 1/3/03 (b)	41,700	41,700
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 1.35%, LOC Landesbank Baden-Wuerttemberg, VRDN (b)(e)	5,000	5,000
Savannah Indl. Dev. Corp. Indl. Dev. Rev. (Shiloh Foods Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	4,800	4,800
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 1.3%, LOC Lasalle Bank NA, VRDN (b)(e)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series II A, 1.4% (AMBAC Insured), VRDN (b)(e)	7,000	7,000
Series II D1, 1.3% (AMBAC Insured), VRDN (b)(e)	18,350	18,350
Shelby County Gen. Oblig.:
Participating VRDN:
Series EGL 00 4201, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	16,045	16,045
Series EGL 01 4202, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	15,550	15,550
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Shelby County Gen. Oblig.: - continued
Series 2000 X, 1.35% 4/9/02, CP	$ 5,000	$ 5,000
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	2,400	2,400
Sullivan County Indl. Dev. Board Rev. (BC Realty Proj.) Series 1995, 1.25%, LOC First Tennessee Bank NA, VRDN (b)	2,500	2,500
Tennessee Gen. Oblig. Bonds Series 2002 A, 3% 2/1/03	7,530	7,621
Tennessee Hsg. Dev. Agcy.:
Bonds Series PA 660, 1.9%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	6,845	6,845
Participating VRDN:
Series BA 01 H, 1.27% (Liquidity Facility Bank of America NA) (b)(e)(g)	7,235	7,235
Series PT 25, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,660	1,660
Trenton Indl. Dev. Rev. (Dyersburg Fabrics, Inc. Proj.) Series 1990, 1.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	6,205	6,205
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 1.3%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Williamson County Indl. Dev. Board Rev. (Telco, Inc. Proj.) Series 1996, 1.35%, LOC Bank of America NA, VRDN (b)(e)	3,100	3,100
		283,991
Texas - 14.4%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	21,805	21,805
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	9,300	9,300
Austin Gen. Oblig. Participating VRDN Series Merlots 00 A26, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,230	9,230
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 1.43%, LOC Household Fin. Corp., VRDN (b)	1,600	1,600
Austin Independent School District Variable Rate TRAN 2.1% 8/31/02 (b)	19,470	19,470
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	10,195	10,195
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN: - continued
Series Merlots 00 LLL, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 7,175	$ 7,175
Series Merlots 01 A63, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,415	6,415
Series Merlots 02 A1, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	2,100	2,100
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.3%, LOC Chase Bank of Texas NA, VRDN (b)	5,100	5,100
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 1.55% tender 3/1/02, CP mode	5,000	5,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.):
Series 1988:
1.4% tender 4/8/02, CP mode (e)	23,800	23,800
1.4% tender 4/9/02, CP mode (e)	3,000	3,000
Series 1991, 1.45% tender 4/5/02, CP mode	3,100	3,100
Series 1992, 1.4% tender 4/8/02, CP mode (e)	33,410	33,410
(Dow Chemical Co. Proj.):
Series 1992 A, 1.7%, VRDN (b)(e)	24,600	24,600
Series 1993, 1.7%, VRDN (b)(e)	44,300	44,300
Series 1997, 1.7%, VRDN (b)(e)	14,200	14,200
Brazos River Hbr. Navigation District of Brazoria County Rev. (Dow Chemical Co. Proj.):
Series 1996, 1.7%, VRDN (b)(e)	23,300	23,300
Series 1998, 1.7%, VRDN (b)(e)	25,000	25,000
Series 1999, 1.7%, VRDN (b)(e)	23,000	23,000
Series 2000, 1.7%, VRDN (b)(e)	22,800	22,800
Series 2001 A, 1.7%, VRDN (b)(e)	20,000	20,000
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 1.3%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.25%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 1.25%, LOC Bank of America NA, VRDN (b)(e)	17,000	17,000
Camp County Indl. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Cap. Indl. Dev. Corp. Solid Waste Disp. Rev. (Texas Disp. Sys., Inc. Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	$ 5,000	$ 5,000
Comal County Health Facilities Dev. Rev.:
(McKenna Memorial Health Sys. Proj.) 1.3%, LOC J.P. Morgan Chase Bank, VRDN (b)	6,500	6,500
(McKenna Memorial Hosp. Proj.) Series 1999, 1.3%, LOC J.P. Morgan Chase Bank, VRDN (b)	4,700	4,700
Cypress-Fairbanks Independent School District Participating VRDN Series Merlots 01 A129, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	14,490	14,490
Dallas Fort Worth Int'l. Arpt. Participating VRDN:
Series Merlots 00 II, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,695	11,695
Series PA 678R, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,045	7,045
Series Putters 201, 1.27% (Liquidity Facility J.P. Morgan Chase Bank) (b)(e)(g)	9,125	9,125
Series Putters 202, 1.27% (Liquidity Facility J.P. Morgan Chase Bank) (b)(g)	17,970	17,970
Dallas Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (Learjet, Inc. Proj.) Series 2000 A1, 1.3%, LOC Bank of America NA, VRDN (b)(e)	12,055	12,055
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 95 4301 Class A, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	24,435	24,435
Denton County Indl. Dev. Rev. (Hydro Conduit Corp.) 1.3%, LOC UBS AG, VRDN (b)(e)	3,500	3,500
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,200	4,200
Ector County Independent School District Participating VRDN Series EGL 02 4301, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	4,120	4,120
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 1.4%, LOC Chase Manhattan Bank of Delaware, VRDN (b)(e)	2,300	2,300
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 1.4%, LOC Bank One, Texas NA, VRDN (b)(e)	3,800	3,800
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.45%, LOC Bank One, Texas NA, VRDN (b)(e)	3,180	3,180
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1995 A, 3.25%, tender 5/1/02, LOC Student Ln. Marketing Assoc. (a)(b)(e)	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Bonds Series 1996 B, 2.92%, tender 6/1/02, LOC Student Ln. Marketing Assoc. (b)(e)	$ 4,250	$ 4,250
Series 1996 A, 3.43%, LOC Student Ln. Marketing Assoc., VRDN (b)(e)	9,000	9,000
Gulf Coast Indl. Dev. Auth.:
(Mueller Flow Tech., Inc. Proj.) Series 1997, 1.34%, LOC Bank One NA, Chicago, VRDN (b)(e)	4,415	4,415
(S&S X-ray Prod., Inc. Proj.) Series 1999, 1.4%, LOC Chase Bank of Texas NA, VRDN (b)(e)	7,650	7,650
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.4%, VRDN (b)(e)	15,100	15,100
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1997, 1.4%, VRDN (b)(e)	5,000	5,000
Series 2001, 1.4%, VRDN (b)(e)	25,000	25,000
(BP Prods. North America Proj.) 1.4% (BP PLC Guaranteed), VRDN (b)(e)	8,000	8,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.:
(Air Products Proj.):
Series 1999, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	25,000	25,000
Series 2000, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	23,800	23,800
(Amoco Oil Co. Proj.) Series 1994, 1.4%, VRDN (b)(e)	3,200	3,200
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	5,150	5,150
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.3%, LOC Chase Bank of Texas NA, VRDN (b)	27,300	27,300
Harris County Gen. Oblig.:
Participating VRDN Series EGL 01 4305, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	20,600	20,600
Series C, 1.3% 3/6/02, CP	2,135	2,135
Houston Arpt. Sys. Rev. Participating VRDN:
Series BS 00 98, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	19,965	19,965
Series Merlots 01 B4, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,695	4,695
Series ROC II R40, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	10,125	10,125
Series ROC II R41, 1.26% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	12,825	12,825
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Gen. Oblig.:
Bonds Series A, 5% 3/1/02	$ 4,000	$ 4,000
TRAN 2.45% 3/19/02	24,987	24,987
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SGB 24, 1.24% (Liquidity Facility Societe Generale) (b)(g)	6,840	6,840
Hunt Memorial Hosp. District Rev. Series 1998, 1.28% (FSA Insured), VRDN (b)	12,960	12,960
Irving Wtrwks. & Swr. Rev. Series 2001 A, 1.3% 3/6/02, CP	4,000	4,000
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	6,000	6,000
Series EGL 99 4302, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	18,000	18,000
McKinney Indl. Dev. Board Indl. Dev. Rev. (Delta Daily Food, Inc. Proj.) Series 1994, 1.3%, LOC RaboBank Nederland Coop. Central, VRDN (b)(e)	5,500	5,500
Nacogdoches County Hosp. District Sales Tax Rev. Participating VRDN Series Merlots 01 A59, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,135	5,135
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 F, 1.25% (AMBAC Insured) (BPA Student Ln. Marketing Assoc.), VRDN (b)(e)	9,700	9,700
Series 1993 A, 1.25%, LOC Student Ln. Marketing Assoc., VRDN (b)(e)	8,900	8,900
Series C, 1.25% (AMBAC Insured) (BPA Student Ln. Marketing Assoc.), VRDN (b)(e)	11,900	11,900
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.45% tender 4/4/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	25,700	25,700
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	9,500	9,500
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 1.3%, LOC Chase Bank of Texas NA, VRDN (b)	3,850	3,850
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2000, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	25,000	25,000
(Air Products & Chemicals, Inc. Proj.) Series 2001, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	25,000	25,000
Port Corpus Christi Indl. Dev. Corp. Solid Waste Disp. Rev. (Coastal Refining & Marketing Proj.) 1.3%, LOC BNP Paribas SA, VRDN (b)(e)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Port Corpus Christi Indl. Dev. Corp. Waste Cont. Rev. (Coastal Refining & Marketing Proj.) Series 1997, 1.3%, LOC BNP Paribas SA, VRDN (b)(e)	$ 25,000	$ 25,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.4%, VRDN (b)(e)	27,700	27,700
San Antonio Elec. & Gas Rev. Participating VRDN Series Merlots 01 A10, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,790	5,790
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(g)(h)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 1.35%, LOC Bank of America NA, VRDN (b)(e)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,700	8,700
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.43%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.85%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)(h)	7,250	7,250
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	7,900	7,900
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 1.3%, LOC J.P. Morgan Chase Bank, VRDN (b)	6,250	6,250
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	5,600	5,600
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Bonds Series 2001 E, 2.2%, tender 7/1/02 (b)(e)	21,000	21,000
Texas Dept. Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series BA 01 A, 1.29% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,820	3,820
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/20 (Pre-Refunded to 4/1/02 @ 102) (f)	34,300	35,051
Participating VRDN:
Series FRRI 01 L41, 1.5% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	20,090	20,090
Series Merlots 00 QQ, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	22,080	22,080
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series PA 631R, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 7,600	$ 7,600
Series PT 1191, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,570	4,570
Series PT 453, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,680	3,680
Series PT 524, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,400	6,400
(Veterans Land Proj.) Series A, 1.25%, VRDN (b)(e)	21,780	21,780
Series 2001 C2, 1.25% (Liquidity Facility J.P. Morgan Chase Bank), VRDN (b)(e)	11,500	11,500
TRAN 3.75% 8/29/02	313,005	315,540
Univ. of Texas Permanent Univ. Fund Bonds Series A, 1.4% tender 7/1/02 (Liquidity Facility Bank One Corp.), CP mode	15,000	15,000
		1,595,598
Utah - 1.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series C:
0% 7/1/20 (Pre-Refunded to 7/1/02 @ 20.621) (f)	47,665	9,738
6% 7/1/02 (MBIA Insured)	6,645	6,717
Participating VRDN Series EGL 96 C4402 Class A, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	4,170	4,170
Series 1997 B3, 1.3% 3/6/02, CP	40,900	40,900
Series 1998 B4:
1.3% 5/1/02, CP	7,000	7,000
1.35% 4/1/02, CP	16,200	16,200
Series 1998 B5:
2.15% 3/20/02, CP	10,000	10,000
2.45% 3/11/02, CP	3,100	3,100
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 1.4%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	1,000	1,000
Utah Hsg. Corp. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 01 A89, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,995	4,995
Series 2001 4, 1.25%, VRDN (b)(e)	20,455	20,455
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Utah Hsg. Fin. Agcy. Participating VRDN:
Series PT 209, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	$ 1,960	$ 1,960
Series PT 84B, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	105	105
		126,340
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	10,315	10,315
Vermont Hsg. Fin. Agcy. Single Family:
Bonds Series 2001 14B, 3.28% 4/26/02 (e)	9,000	9,000
Participating VRDN Series Merlots 01 A49, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	8,585	8,585
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 1.3%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	9,800	9,800
		37,700
Virginia - 2.0%
Amelia County Indl. Dev. Auth. Exempt Facilities Rev. (Chambers Waste Sys. Proj.) Series 1991, 1.3%, LOC J.P. Morgan Chase Bank, VRDN (b)(e)	3,700	3,700
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,085	2,085
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.35% tender 3/7/02, CP mode	15,200	15,200
1.35% tender 4/10/02, CP mode	3,000	3,000
(Branch Group Proj.) Series 1999, 1.3%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 1.45% tender 6/10/02, CP mode	4,500	4,500
Series 1987 A, 1.35% tender 3/7/02, CP mode	10,000	10,000
Series B, 1.35% tender 4/1/02, CP mode	12,615	12,615
Fairfax County Econ. Dev. Auth. Resource Recovery Rev. Participating VRDN Series Merlots 00 A35, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,500	3,500
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Frederick County Indl. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 1.3%, LOC Bank of America NA, VRDN (b)(e)	$ 8,420	$ 8,420
Greensville County Indl. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 1.45%, LOC Bank One, Kentucky NA, VRDN (b)(e)	460	460
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.45% tender 6/10/02, CP mode (e)	20,500	20,500
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Henrico County Econ. Dev. Auth. Idl Dev. Rev. (Infineon Technologies Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	7,000	7,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 1.35% tender 4/1/02, CP mode	5,800	5,800
Mecklenburg County Indl. Dev. Auth. Rev.:
Bonds (UAE LP Proj.) Series 2001, 2.1% tender 6/28/02, LOC BNP Paribas SA, CP mode (e)	6,500	6,500
(American Bldg. Co. Proj.) 1.35%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	2,910	2,910
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 1.35%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	5,350	5,350
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 1.35%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 1.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	10,000	10,000
Pulaski County Indl. Dev. Auth. Indl. Dev. Rev. (Pulaski Furniture Proj.) 1.3%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000	9,000
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	7,000	7,000
Virginia Gen. Oblig. Participating VRDN Series EGL 95 4601, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	10,615	10,615
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series PA 963R, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,125	3,125
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
York County Indl. Dev. Auth. Indl. Dev. Rev. (Philip Morris Co. Proj.) Series 1991, 1.3%, VRDN (b)	$ 4,000	$ 4,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.35% tender 4/5/02, CP mode	14,900	14,900
1.35% tender 4/10/02, CP mode	17,000	17,000
1.45% tender 6/10/02, CP mode	2,500	2,500
		222,180
Washington - 3.7%
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	14,955	14,955
Series Merlots 01 B1, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,000	7,000
Clark County Pub. Util. District #1 Elec. Rev.:
Participating VRDN Series Merlots 02 A3, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,615	4,615
BAN 4% 3/26/02	16,300	16,308
Energy Northwest Elec. Rev. Participating VRDN:
Series Putters 242, 1.21% (Liquidity Facility J.P. Morgan Chase Bank) (b)(g)	3,100	3,100
Series ROC II R152, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	4,465	4,465
King County Gen. Oblig. BAN 3.25% 10/1/02	15,900	16,002
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 1.3%, LOC Bank of America NA, VRDN (b)(e)	7,175	7,175
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,300	6,300
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,495	2,495
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1.25%, LOC ABN-AMRO Bank NV, VRDN (b)	8,300	8,300
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (Atlantic Richfield Proj.) 1.4%, VRDN (b)(e)	6,000	6,000
Port of Seattle Rev.:
Participating VRDN:
Series PA 752, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series PA 759R, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,100	5,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Port of Seattle Rev.: - continued
Series 1997, 1.3%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	$ 85,830	$ 85,830
Series 1999 B, 1.4%, LOC Commerzbank AG, VRDN (b)(e)	40,815	40,815
Series A1, 1.35% 4/11/02, LOC Bank of America NA, CP	3,810	3,810
Series B1:
1.35% 3/7/02, LOC Bank of America NA, CP (e)	8,310	8,310
1.35% 4/11/02, LOC Bank of America NA, CP (e)	16,125	16,125
1.4% 6/11/02, LOC Bank of America NA, CP (e)	2,035	2,035
1.45% 4/12/02, LOC Bank of America NA, CP (e)	2,225	2,225
1.45% 4/12/02, LOC Bank of America NA, CP (e)	765	765
Seattle Gen. Oblig. Participating VRDN Series SGB 12, 1.24% (Liquidity Facility Societe Generale) (b)(g)	7,400	7,400
Seattle Hsg. Auth. Rev. (New Holly Phase II Proj.) 1.4%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	3,360	3,360
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Merlots 01 A56, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	11,190	11,190
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 1.23% (Liquidity Facility Societe Generale) (b)(g)	15,815	15,815
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 1.3%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	3,500	3,500
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	5,600	5,600
Series EGL 00 4705, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	16,300	16,300
Series EGL 98 4702, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	12,200	12,200
Series Merlots 00 A13, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	10,125	10,125
Series SGA 35, 1.23% (Liquidity Facility Societe Generale) (b)(g)	12,500	12,500
Series SGB 09, 1.24% (Liquidity Facility Societe Generale) (b)(g)	9,100	9,100
Series SGB 11, 1.24% (Liquidity Facility Societe Generale) (b)(g)	6,200	6,200
Washington Hsg. Fin. Commission:
Bonds:
(Single Family Hsg. Proj.) Series 2AS, 3.25% 4/1/02 (e)	3,175	3,175
Series 2001 4AS, 2.75% 5/31/02 (e)	3,340	3,340
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Hsg. Fin. Commission: - continued
Bonds:
Series Merlots 00 A27, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)(h)	$ 6,140	$ 6,140
Participating VRDN Series Merlots 97 D, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	8,685	8,685
Washington Hsg. Fin. Commission Single Family Mtg. Rev. Participating VRDN Series PT 86, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,235	3,235
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Participating VRDN Series Merlots 00 A20, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,115	6,115
		410,705
West Virginia - 1.1%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1986, 1.45% tender 6/10/02, CP mode (e)	6,100	6,100
Series 1994, 2.35% tender 3/15/02, CP mode	19,500	19,500
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.4% tender 4/9/02, CP mode (e)	18,000	18,000
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 1.3%, LOC Nat'l. Westminster Bank PLC, VRDN (b)(e)	30,700	30,700
Series 1990 B, 1.25%, LOC Nat'l. Westminster Bank PLC, VRDN (b)(e)	4,505	4,505
Putnam County Envir. Facilities Rev. (Flexsys America Proj.) Series 2000 A, 1.23%, LOC Lasalle Bank NA, VRDN (b)(e)	14,650	14,650
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.):
1.35% tender 4/1/02, LOC Dexia Cr. Local de France, CP mode (e)	5,200	5,200
1.4% tender 4/11/02, LOC Dexia Cr. Local de France, CP mode (e)	15,800	15,800
1.4% tender 6/10/02, LOC Dexia Cr. Local de France, CP mode (e)	10,600	10,600
		125,055
Wisconsin - 1.8%
Butler Indl. Dev. Rev. (Western States Envelope Co. Proj.) Series 1996, 1.35%, LOC Firstar Bank NA, VRDN (b)(e)	2,160	2,160
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.35%, VRDN (b)	$ 10,000	$ 10,000
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,500	2,500
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 1.3%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,200	4,200
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 1.45%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,380	1,380
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,970	1,970
Southeast Wisconsin Professional Baseball Park District Sales Tax Rev. Participating VRDN Series Merlots 00 Y, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,000	5,000
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 1.35%, LOC Firstar Bank NA, VRDN (b)(e)	2,520	2,520
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.45%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,485	1,485
Sun Prairie Indl. Rev. (Flambeau Corp. Proj.) Series 1995, 1.35%, LOC Firstar Bank NA, VRDN (b)(e)	4,285	4,285
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,830	5,830
Wisconsin Gen. Oblig.:
Participating VRDN Series EGL 94 4904 Class A, 1.26% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	5,480	5,480
Series 1997 A, 1.3% 3/18/02, CP	3,420	3,420
Series 1997 B, 1.3% 3/6/02, CP	2,477	2,477
Series 2000 A, 1.35% 4/1/02, CP	12,670	12,670
Series 2000 B, 1.3% 4/3/02, CP	16,000	16,000
TRAN 3.75% 6/17/02	45,600	45,818
Wisconsin Hsg. & Econ. Dev. Auth. Rev.:
Participating VRDN:
Series Merlots 00 B12, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,985	4,985
Series PT 207, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	12,470	12,470
Series PT 445, 1.28% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	7,645	7,645
Series PT 455, 1.32% (Liquidity Facility Commerzbank AG) (b)(e)(g)	3,760	3,760
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Rev.: - continued
Participating VRDN:
Series PT 559, 1.28% (Liquidity Facility Banco Santander Central Hispano SA) (b)(g)	$ 6,195	$ 6,195
Series 2000 A, 1.25% (Liquidity Facility Bank One, Wisconsin), VRDN (b)(e)	3,590	3,590
Series 2000 B, 1.25% (Liquidity Facility Bank One, Wisconsin), VRDN (b)(e)	3,150	3,150
Wisconsin Petroleum Inspection Fee Rev. 1.375% 3/4/02, CP	25,000	25,000
		193,990
Wyoming - 1.3%
Campbell County Indl. Dev. Rev. Bonds (Two Elk Pwr. Generator Station Proj.):
2.1%, tender 12/3/02 (b)(e)	46,300	46,300
2.1%, tender 12/3/02 (b)(e)	30,000	30,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
1.3% (AMBAC Insured), VRDN (b)(e)	5,000	5,000
1.3% (AMBAC Insured), VRDN (b)(e)	3,500	3,500
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	18,200	18,200
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 833R, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,450	7,450
Series PT 01 112, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,000	1,000
Series PT 01 359, 1.28% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	8,350	8,350
Series PT 01 554, 1.28% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	24,495	24,495
		144,295
	Shares
Other - 2.8%
Fidelity Municipal Cash Central Fund, 1.32% (c)(d)	307,021,000	307,021
TOTAL INVESTMENT PORTFOLIO - 96.1%		10,589,386
NET OTHER ASSETS - 3.9%		426,860
NET ASSETS - 100%		$ 11,016,246
Total Cost for Income Tax Purposes $ 10,589,386
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,200,000 or 0.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina)	4/19/01	$ 18,790
Hawaii Hsg. & Cmnty. Dev. Corp. Bonds Series PA 706R, 1.9%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/29/00 - 4/19/01	$ 5,630
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Bonds Series PT 574, 1.85%, tender 7/11/02 (Liquidity Facility Svenska Handelsbanken AB)	8/15/01	$ 8,505
Illinois Health Facilities Auth. Rev. Series PA 848R, 1.55%, tender 8/22/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/21/01	$ 5,190
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Bonds Series PT 341, 1.85%, tender 7/11/02 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	8/31/00 - 11/28/00	$ 8,865
Nevada Hsg. Division Bonds Series Merlots 00 A6, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina)	10/4/00	$ 6,205
New Mexico Mtg. Fin. Auth. Bonds Series Merlots 01 A37, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina)	4/16/01	$ 11,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series PT 342, 1.85%, tender 7/11/02 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	8/31/00	$ 5,395
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A23, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina)	3/15/01	$ 1,915
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 15,500
South Dakota Hsg. Dev. Auth. Bonds Series PA 725R, 1.9%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/17/01	$ 7,275
South Plains Hsg. Fin. Corp. Bonds Series Merlots 02 A11, 1.85%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina)	2/26/02	$ 7,250
Southern Ute Indian Tribe of Southern Ute Indian Reservation 1.95%, tender 8/7/02	12/11/01	$ 13,000
Tennessee Hsg. Dev. Agcy. Bonds Series PA 660, 1.9%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/27/00	$ 6,845
Washington Hsg. Fin. Commission Bonds Series Merlots 00 A27, 1.35%, tender 2/26/03 (Liquidity Facility First Union Nat'l. Bank, North Carolina)	11/17/00	$ 6,140
(i) Security or a position of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information
At August 31, 2001, the fund had a capital loss carryforward of approximately $253,000 of which $225,000 and $28,000 will expire on August 31, 2004 and 2008, respectively.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $128,205,000 or 1.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 10,589,386
Cash		443,069
Receivable for investments sold		13,415
Receivable for fund shares sold		196,871
Interest receivable		41,970
Other receivables		27
Total assets		11,284,738
Liabilities
Payable for investments purchased Regular delivery	$ 135,719
Delayed delivery	48,050
Payable for fund shares redeemed	81,093
Distributions payable	189
Accrued management fee	2,540
Other payables and accrued expenses	901
Total liabilities		268,492
Net Assets		$ 11,016,246
Net Assets consist of:
Paid in capital		$ 11,016,105
Accumulated net realized gain (loss) on investments		139
Unrealized gain from accretion of discount		2
Net Assets, for 11,016,097 shares outstanding		$ 11,016,246
Net Asset Value, offering price and redemption price per share ($11,016,246 ÷ 11,016,097 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2002 (Unaudited)
Investment Income Interest		$ 100,345
Expenses
Management fee	$ 14,516
Transfer agent fees	7,165
Accounting fees and expenses	478
Non-interested trustees' compensation	18
Custodian fees and expenses	87
Audit	25
Legal	29
Total expenses before reductions	22,318
Expense reductions	(2,069)	20,249
Net investment income		80,096
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		393
Increase (decrease) in net unrealized gain from accretion of discount		1
Net gain (loss)		394
Net increase in net assets resulting from operations		$ 80,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 80,096	$ 285,807
Net realized gain (loss)	393	318
Increase (decrease) in net unrealized gain from accretion of discount	1	-
Net increase (decrease) in net assets resulting from operations	80,490	286,125
Distributions to shareholders from net investment income	(80,096)	(285,807)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	16,326,133	31,480,775
Reinvestment of distributions from net investment income	78,631	279,821
Cost of shares redeemed	(15,232,308)	(29,819,742)
Net increase (decrease) in net assets and shares resulting from share transactions	1,172,456	1,940,854
Total increase (decrease) in net assets	1,172,850	1,941,172
Net Assets
Beginning of period	9,843,396	7,902,224
End of period	$ 11,016,246	$ 9,843,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998 E	1997 D	1996 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.008	.032	.035	.028	.027	.032	.031
Less Distributions
From net investment income	(.008)	(.032)	(.035)	(.028)	(.027)	(.032)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.78%	3.29%	3.55%	2.83%	2.70%	3.28%	3.17%
Ratios to Average Net Assets F
Expenses before expense reductions	.43% A	.45%	.46%	.47%	.49% A	.49%	.49%
Expenses net of voluntary waivers, if any	.43% A	.45%	.46%	.47%	.49% A	.49%	.49%
Expenses net of all reductions	.39% A	.42%	.46%	.47%	.49% A	.49%	.49%
Net investment income	1.55% A	3.21%	3.51%	2.79%	3.20% A	3.23%	3.12%
Supplemental Data
Net assets, end of period (in millions)	$ 11,016	$ 9,843	$ 7,902	$ 6,313	$ 5,069	$ 4,132	$ 3,674

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period ended October 31.

E For the period ended August 31.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2002 (Unaudited)

1. Significant Accounting Policies.

Fidelity® Municipal Money Market Fund(the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .15% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .28% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,086,000 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $87,000 and $1,982,000, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA

73-575 El Paseo
Palm Desert, CA

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Palo Alto, CA

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Sacramento, CA

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San Diego, CA

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San Francisco, CA

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Walnut Creek, CA

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Colorado

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Denver, CO

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Connecticut

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New Haven, CT

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Delaware

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Florida

4400 N. Federal Highway
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90 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Money Market

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Money Market

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Money Market

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Money Market

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Spartan®

Municipal
Money

Fund

Semiannual Report

February 28, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity investors were still in search of solid footing after the first two months of 2002. High profile benchmarks such as the NASDAQ Composite® Index and Standard & Poor's 500SM Index were down year to date, but the blue chips' Dow Jones Industrial AverageSM posted a modest single-digit gain. Meanwhile, municipal bonds and mortgage-backed securities were the early performance leaders among the investment-grade fixed-income markets.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® Municipal Money	0.83%	2.30%	16.99%	36.29%
All Tax-Free Money Market Funds Average	0.64%	1.92%	15.16%	31.12%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 521 money market funds.

Average Annual Total Returns

Periods ended February 28, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan Municipal Money	2.30%	3.19%	3.14%
All Tax-Free Money Market Funds Average	1.92%	2.86%	2.74%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	2/25/02	12/3/01	9/3/01	5/28/01	2/26/01

Spartan Municipal Money Fund	1.24%	1.65%	2.10%	2.95%	3.41%

If Fidelity had not reimbursed certain fund expenses	1.14%	1.55%	2.00%	2.85%	3.31%

All Tax-Free Money Market Funds Average	0.89%	1.28%	1.78%	2.59%	2.69%

Spartan Municipal Money Fund - Tax-equivalent	1.91%	2.54%	3.23%	4.54%	5.25%

If Fidelity had not reimbursed certain fund expenses	1.75%	2.38%	3.08%	4.38%	5.09%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 35% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Spartan Municipal Money Fund

Q. Norm, what was the investment environment like during the six months that ended February 28, 2002?

A. At the beginning of the period, market observers were uncertain about the direction of the economy. Some felt that a series of seven cuts in interest rates by the Federal Reserve Board - implemented during the first eight months of 2001 - would serve to stimulate an economic rebound. Other participants continued to be concerned that economic growth would remain anemic. The events of September 11 eliminated thoughts of a quick recovery. The Fed responded forcefully to reassure the markets, lowering the rate banks charge each other for overnight loans - known as the fed funds target rate - four additional times through the end of 2001. By then, the Fed had brought the target rate down to 1.75%, its lowest level in 40 years. In January 2002, the Fed elected to keep short-term interest rates unchanged, signaling that it had completed this latest rate cut cycle. Interest rates in the taxable market rose during the period, responding to signs that the economy was strengthening and that the Fed would stop cutting rates. However, municipal yields, as is typical, lagged, remaining low relative to alternatives in the taxable market.

Q. What factors influenced the municipal money market?

A. The weakening economy threatened the overall credit quality of general obligation securities issued by states, counties and municipalities. That's because interest on these instruments is paid out of tax revenues, which generally declined amid the economic slowdown. Looking nationally, economies in the Western and Midwestern states weakened more than states in the Northeast and Southeast, which maintained steady growth. Nevertheless, many states and municipalities across the country wrestled with deficits arising from weak tax receipts. New security issuance was on the rise as municipalities looked to the debt markets to finance their projects and operations.

Q. What was your strategy with the fund?

A. I became more cautious as the period progressed. Whereas six months ago I was inclined to invest in longer-term securities in order to lock in yields before they declined, I spent the period scouring for value opportunities along the length of the money market yield curve. With the Fed finishing its rate cutting cycle and the economy rebounding, I was more inclined during the latter stages of the period to buy shorter-maturity securities because of the increased likelihood that rates would start to rise. With the fiscal health of some municipalities coming into question, I also looked to invest in securities that were less economically sensitive because they either were insured, backed by a letter of credit or issued by entities that have historically enjoyed a consistent revenue source, such as water utilities.

Semiannual Report

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2002, was 1.23%, compared to 2.15% six months ago. The latest yield was the equivalent of a 1.89% taxable yield for investors in the 35.00% federal tax bracket. Through February 28, 2002, the fund's six-month total return was 0.83%, compared to 0.64% for the all tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. I expect interest rates in the municipal money markets to rise going forward, for three reasons. First, it is likely that rates will rise within a strengthening economy; municipal yields have remained low relative to taxable alternatives and therefore should have some room to increase. Second, we should witness increased issuance as more and more municipalities come to market for financing. Added supply typically pushes rates higher as issuers seek to attract buyers by offering more attractive yields. Finally, at some point the dramatic flows that came into the municipal money market throughout 2001 should start to reverse course to be reinvested into other asset classes. In 2001, investors were attracted to money market securities because of the relative stability they offered in the face of economic uncertainty and weakness in the equity markets. Municipal money market funds like this one could witness outflows if the economy and stock markets improve. This in turn should dampen demand, which, when coupled with added supply, could push municipal money market rates higher.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders: Effective November 30, 2001, Spartan Municipal Money Fund may invest no more than 20% of its assets in municipal securities whose interest is subject to the federal alternative minumum tax (AMT).

Fund Facts

Goal: tax-free income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 460

Trading symbol: FIMXX

Start date: January 14, 1991

Size: as of February 28, 2002, more than $2.6 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/02	% of fund's investments 8/31/01	% of fund's investments 2/28/01
0 - 30	77.0	74.2	74.1
31 - 90	9.5	11.4	9.4
91 - 180	6.5	6.8	7.2
181 - 397	7.0	7.6	9.3
Weighted Average Maturity
	2/28/02	8/31/01	2/28/01
Spartan Municipal Money Fund	34 Days	41 Days	41 Days
All Tax-Free Money Market Funds Average *	38 Days	39 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2002	As of August 31, 2001
Variable Rate Demand Notes (VRDNs) 62.7%	Variable Rate Demand Notes (VRDNs) 64.2%
Commercial Paper (including CP Mode) 9.8%	Commercial Paper (including CP Mode) 18.8%
Tender Bonds 4.9%	Tender Bonds 4.1%
Municipal Notes 10.6%	Municipal Notes 4.6%
Other Investments 7.9%	Other Investments 5.5%
Net Other Assets 4.1%	Net Other Assets 2.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.7%
Ashland Indl. Dev. Board Rev. (Wellborn Cabinet, Inc. Proj.) Series 1991 A, 1.45%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	$ 225	$ 225
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.29%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	3,100	3,100
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 1.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	5,400	5,400
Columbiana Indl. Dev. Board Rev. (NFA Corp. Proj.) Series 1992 A, 1.45%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	6,000	6,000
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 1.4%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	4,875	4,875
Huntsville Health Care Auth. Rev. Series 1998, 1.24%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	6,100	6,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.24%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	15,400	15,400
Montgomery Indl. Dev. Board Rev. (Contech Construction Proj.) Series 1996, 1.45%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	2,550	2,550
Tuscaloosa County Indl. Dev. Auth. Rev. (Hanna Steel Co. Proj.) 1.35%, LOC Bank of America NA, VRDN (b)(e)	1,085	1,085
		44,735
Alaska - 1.8%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.24% (Liquidity Facility Bank of America NA) (b)(g)	9,285	9,285
Series FRRI 98 2, 1.25% (Liquidity Facility Bank of New York NA) (b)(g)	5,640	5,640
Series FRRI 99 2, 1.25% (Liquidity Facility Commerzbank AG) (b)(g)	3,300	3,300
Series Merlots 99 D, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,700	3,700
Valdez Marine Term. Rev.:
Bonds (Phillips Petroleum Co. Proj.) Series 1994 C, 2.9%, tender 1/1/03 (b)	9,600	9,600
Participating VRDN Series MSDW 98 146, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	15,500	15,500
		47,025
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 1.7%
Arizona School Facilities Board Rev. Participating VRDN Series MSDW 00 497, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	$ 6,695	$ 6,695
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) 2.25% tender 5/21/02, CP mode (e)	3,635	3,635
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.):
Series 1993 E, 2.9% tender 3/6/02, CP mode (e)	2,800	2,800
3.25% tender 3/18/02, CP mode (e)	1,900	1,900
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 1.28% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	7,585	7,585
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.34% (Liquidity Facility Bank of New York NA) (b)(e)(g)	3,400	3,400
Salt River Gen. Oblig. Participating VRDN Series EGL 02 0301, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	8,495	8,495
Yavapai County Cmnty. College District Bonds 4.875% 7/1/02	2,510	2,528
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1993, 2.9% tender 3/6/02, CP mode (e)	9,000	9,000
		46,038
Arkansas - 0.1%
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,000	2,000
California - 4.6%
California Gen. Oblig.:
Variable Rate TRAN:
Series 2001 B, 1.34% 6/28/02 (b)	54,000	54,000
Series 2001 C, 1.496% 6/28/02 (b)	38,000	38,000
RAN 3.25% 6/28/02	19,500	19,564
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 A, 2%, tender 1/2/03 (b)	5,700	5,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Student Ed. Ln. Marketing Corp. Student Ln. Rev. Bonds Series 1994 A, 2.92%, tender 6/1/02, LOC State Street Bank & Trust Co. (b)(e)	$ 4,000	$ 4,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 1.45%, LOC Societe Generale, VRDN (b)(e)	1,425	1,425
		122,689
Colorado - 1.2%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.3%, LOC Bank One, Colorado NA, VRDN (b)	1,745	1,745
Arapahoe County School District #5 Cherry Creek TAN 3% 6/28/02	3,700	3,711
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.5%, LOC Fannie Mae, VRDN (b)(e)	5,100	5,100
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.3%, LOC Bank One, Colorado NA, VRDN (b)	4,500	4,500
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,160	3,160
Dove Valley Metro. District Arapahoe County Bonds 2.25%, tender 11/1/02, LOC BNP Paribas SA (b)	2,835	2,835
El Paso County School District #11 Colorado Springs TAN 3.5% 6/28/02	4,300	4,314
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.95%, tender 8/7/02 (b)(h)	3,200	3,200
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.5%, LOC Fannie Mae, VRDN (b)(e)	2,600	2,600
		31,165
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 1.2%, VRDN (b)	3,975	3,975
District of Columbia - 0.8%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 1.22% (Liquidity Facility J.P. Morgan Chase Bank) (b)(g)	4,995	4,995
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.39% (Liquidity Facility Bank of New York NA) (b)(e)(g)	2,375	2,375
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District of Columbia - continued
District of Columbia Rev. Bonds (Nat'l. Academy of Sciences Proj.) 2.05% tender 4/18/02 (AMBAC Insured) (Liquidity Facility Bank of America NA), CP mode	$ 8,000	$ 8,000
Metro. Washington Arpts. Auth. PFC Rev. Series A, 1.5% 3/13/02 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	6,400	6,400
		21,770
Florida - 5.3%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.34% (Liquidity Facility Bank of New York NA) (b)(e)(g)	3,175	3,175
Florida Board of Ed. Participating VRDN Series BS 01 131, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	10,000	10,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series BS 01 161, 1.35% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	9,995	9,995
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.35% (Liquidity Facility Societe Generale) (b)(g)	20,400	20,400
Florida Local Govt. Fin. Auth. Rev. Series A:
2.1% 3/11/02, LOC First Union Nat'l. Bank, North Carolina, CP	5,900	5,900
2.1% 3/15/02, LOC First Union Nat'l. Bank, North Carolina, CP	3,100	3,100
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PA 535, 1.34% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,795	4,795
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.4% tender 4/9/02, CP mode	5,810	5,810
(Florida Pwr. & Lt. Co. Proj.) 1.4%, VRDN (b)	1,300	1,300
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 1.35% 3/11/02, CP	3,000	3,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 1.25%, VRDN (b)	20,000	20,000
Series 1985 D, 1.25%, VRDN (b)	4,000	4,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.35%, VRDN (b)	28,300	28,300
Miami-Dade County Gen. Oblig. Series A, 1.3% 3/27/02, LOC J.P. Morgan Chase Bank, LOC State Street Bank & Trust Co., CP (e)	3,044	3,044
Miami-Dade County School District TAN 3.5% 6/27/02	5,000	5,022
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$ 3,625	$ 3,625
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1996 A:
1.3% tender 4/8/02, CP mode	3,300	3,300
1.35% tender 4/1/02, CP mode	6,600	6,600
		141,366
Georgia - 3.3%
Atlanta Arpt. Rev. Participating VRDN Series SG 140, 1.27% (Liquidity Facility Societe Generale) (b)(g)	10,000	10,000
Atlanta Urban Residential Fin. Auth. Multi-family Rev. (Carver Redev. Partnership I LP Proj.) 1.3%, LOC Suntrust Bank, VRDN (b)(e)	3,500	3,500
Bibb County Gen. Oblig. Participating VRDN Series CDC 00 A, 1.25% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	5,900	5,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 4.53%, tender 3/3/03 (b)	2,600	2,600
Participating VRDN Series FRRI 01 L27, 1.25% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	5,500	5,500
(Georgia Pwr. Co. Plant Vogtle Proj.) First Series 1997, 1.4%, VRDN (b)	3,400	3,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe Proj.) Series 1996 A, 1.25%, LOC Southtrust Bank NA, VRDN (b)	10,705	10,705
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.25%, LOC Suntrust Bank, VRDN (b)	16,400	16,400
Fulton County Hsg. Auth. Rev. 1.29%, VRDN (b)	10,500	10,500
Georgia Muni. Elec. Auth. Series B, 1.25% 3/5/02, LOC Bayerische Landesbank Girozentrale, LOC Wachovia Bank NA, CP	3,000	3,000
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) 1.2%, LOC Suntrust Bank, VRDN (b)	10,000	10,000
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Proj.) 1.35%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.35%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,700	1,700
		88,205
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - 0.9%
Hawaii Arpts. Sys. Rev. Bonds Second Series 5.65% 7/1/02 (MBIA Insured) (e)	$ 3,500	$ 3,533
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.) Series 1988 B, 2.9% tender 3/6/02, CP mode (e)	3,300	3,300
Hawaii Gen. Oblig. Participating VRDN Series MSDW 01 485, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	7,430	7,430
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 2.85%, tender 12/4/02 (FGIC Insured) (b)	8,100	8,148
		22,411
Illinois - 9.5%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,600	1,600
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.34% (Liquidity Facility Bank of America NA) (b)(g)	11,100	11,100
Series Merlots 97 E, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,125	3,125
Series MSDW 01 566, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,000	5,000
Series Putters 199, 1.22% (Liquidity Facility J.P. Morgan Chase Bank) (b)(g)	10,610	10,610
Series SGA 98, 1.23% (Liquidity Facility Societe Generale) (b)(g)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN Series Merlots 00 A12, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	2,715	2,715
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 1.22% (Liquidity Facility J.P. Morgan Chase Bank) (b)(g)	5,680	5,680
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.25%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	22,000	22,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	2,600	2,600
Series Merlots 97 V, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,660	4,660
Series MSDW 01 560, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	10,000	10,000
Cook & Kelb County Unified School District #300 Participating VRDN Series EGL 00 1310, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	14,850	14,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 16,850	$ 16,850
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 1.45%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,200	5,200
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,500	1,500
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Corp. Proj.) Series 1997, 2.25% tender 3/11/02, CP mode (e)	6,725	6,725
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Belmont Steel Proj.) Series 1991, 1.4%, LOC Lasalle Bank NA, VRDN (b)(e)	2,700	2,700
(Camcraft Proj.) Series 1993, 1.4%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	200	200
(Chicago Fineblanking Corp. Proj.) 1.45%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,500	1,500
(Cloverhill Pastry Vend Corp. Proj.) 1.4%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	4,540	4,540
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.45%, LOC Lasalle Bank NA, VRDN (b)(e)	1,500	1,500
(Yale-South Haven Proj.) Series 1994, 1.45%, LOC Bank One, Indiana NA, VRDN (b)(e)	1,680	1,680
Illinois Dev. Fin. Auth. Rev. (Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.25%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
Illinois Ed. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B3, 2.1%, tender 10/2/02 (b)	7,000	7,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,535	4,535
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	2,600	2,600
Series EGL 01 1307, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	10,675	10,675
Series MSDW 98 143, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	13,560	13,560
Series Putters 133, 1.22% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	7,550	7,550
Series ROC 00 10, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,200	6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.26% (MBIA Insured), VRDN (b)	$ 18,305	$ 18,305
(Southern Illinois Health Care Proj.) 1.25% (MBIA Insured), VRDN (b)	2,400	2,400
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	19,275	19,275
Series Merlots 01 A73, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,000	5,000
Univ. of Illinois Univ. Revs. Participating VRDN Series SG 65, 1.21% (Liquidity Facility Societe Generale) (b)(g)	5,705	5,705
		250,960
Indiana - 1.7%
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 1.23% (Liquidity Facility Societe Generale) (b)(g)	7,435	7,435
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 1.4%, LOC Comerica Bank, Detroit, VRDN (b)(e)	940	940
(Morningside of College Park) Series 1993, 1.22%, LOC Bank One, Indiana NA, VRDN (b)	5,665	5,665
(US LLC Proj.) Series 1996, 1.45%, LOC Bank One, Indiana NA, VRDN (b)(e)	530	530
Indianapolis Indl. Dev. Rev. (SOHL Assoc. LLC Proj.) Series 1995, 1.45%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,420	2,420
Indianapolis Local Pub. Impt. Bond Bank:
TAN Series 2001 E, 2.4% 7/9/02	3,900	3,912
1.8% 3/27/02, CP	6,290	6,290
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.34%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,000	1,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 1.4%, LOC Bank One NA, VRDN (b)(e)	1,135	1,135
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 1.2%, LOC Bank One NA, VRDN (b)	2,400	2,400
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 1.25%, LOC Key Bank Nat'l. Assoc., VRDN (b)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.) Series 1985 L6, 1.45% tender 4/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 3,200	$ 3,200
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 1.45%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	6,600	6,600
		45,027
Iowa - 1.0%
Grinnell Hosp. Rev. (Grinnell Reg'l Med. Ctr. Proj.) 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,000	2,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y Marshalltown Proj.) 1.25%, LOC Bank of America NA, VRDN (b)	7,100	7,100
Iowa Gen. Oblig. TRAN 3% 6/27/02	14,400	14,453
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	3,700	3,720
		27,273
Kansas - 1.3%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.5% tender 5/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Series 1985 C2, 1.45% tender 4/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,800	5,800
Kans City Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 2.15%, VRDN (b)	5,340	5,340
Kansas City Util. Sys. Rev. Participating VRDN Series FRRI 1, 1.25% (Liquidity Facility Bank of New York NA) (b)(g)	14,840	14,840
Topeka Gen. Oblig. Bonds Series B, 4% 8/15/02 (MBIA Insured)	4,405	4,430
		34,410
Kentucky - 2.2%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 2.15%, tender 4/15/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	7,025	7,025
Franklin County Indl. Dev. Rev. (Certified Tool & Manufacturing Proj.) 1.45%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,850	1,850
Jefferson County Board of Ed. RAN 3.5% 6/28/02	5,100	5,114
Jefferson County Hosp. Rev. Participating VRDN Series FRRI L4, 1.25% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	10,100	10,100
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.6% tender 4/5/02, CP mode	17,865	17,865
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.35% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$ 3,500	$ 3,500
Scott County Indl. Bldg. Rev. (Ropak Corp. Proj.) Series 1994, 1.45%, LOC Bank One NA, VRDN (b)(e)	1,650	1,650
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1996 A, 1.8% tender 3/21/02, CP mode	11,000	11,000
		58,104
Louisiana - 1.6%
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.3% (MBIA Insured), VRDN (b)	3,900	3,900
Louisiana Pub. Facilities Auth. Rev. (Equip. & Cap. Pooled Ln. Prog.) Series 2000, 1.24%, LOC KBC Bank NV, VRDN (b)	16,195	16,195
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1994 A, 1.7%, VRDN (b)(e)	13,400	13,400
Series 1995, 1.7%, VRDN (b)(e)	10,000	10,000
		43,495
Maine - 0.5%
Maine Hsg. Auth. Mtg. Purchase Rev. Bonds Series 2001 D2, 2.75%, tender 7/31/02 (b)(e)	8,500	8,500
Maine Muni. Bond Bank Participating VRDN Series PT 1321, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,815	5,815
		14,315
Maryland - 0.4%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.55% tender 5/22/02, CP mode	1,000	1,000
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.:
Bonds Series C, 1.65% 12/19/02 (e)	3,700	3,700
Participating VRDN Series FRRI A66, 1.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	6,800	6,800
		11,500
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Series 1998 A, 1.2%, VRDN (b)	5,900	5,900
Michigan - 3.3%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.24%, LOC Northern Trust Co., Chicago, VRDN (b)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Swr. Disp. Rev.:
Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (b)	$ 7,700	$ 7,700
Participating VRDN:
Series Merlots 01 A112, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,295	5,295
Series PT 580, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,345	8,345
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	3,900	3,900
Kent County Arpt. Facilities Rev. Participating VRDN Series MSDW 98 118, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,995	5,995
Michigan Bldg. Auth. Rev. Series 2, 1.35% 3/26/02, LOC Commerzbank AG, LOC Canadian Imperial Bank of Commerce, CP	2,800	2,800
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series 1997 X, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,100	4,100
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MSDW 00 382, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	8,745	8,745
(Dow Chemical Co. Proj.) Series 2000, 1.7%, VRDN (b)(e)	7,400	7,400
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.6%, VRDN (b)	500	500
1.75%, VRDN (b)	8,075	8,075
Michigan Trunk Line Bonds Series 1992 A, 5.5% 10/1/21 (Pre-Refunded to 10/1/02 @ 100) (f)	16,345	16,690
		87,245
Minnesota - 1.7%
Becker Poll. Cont. Rev.:
Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 1993 B:
1.45% tender 4/8/02, CP mode	8,200	8,196
1.5% tender 5/1/02, CP mode	3,700	3,700
(Northern States Pwr. Co.-Sherburne County Generating Station Units 1 & 2 Proj.) Series 2000 A, 1.7%, VRDN (b)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN Series Merlots 00 ZZ, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 3,795	$ 3,795
BAN 3.75% 8/1/02 (e)	8,300	8,336
Minnesota Hsg. Fin. Agcy. Bonds Series 2001 D, 3.25% 5/1/02 (e)	4,515	4,515
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Participating VRDN:
Series ROC II 99 1, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	2,700	2,700
Series ROC II R 130, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	5,640	5,640
Red Wing Poll. Cont. Rev. (Northern States Pwr. Co. Proj.) 1.6%, VRDN (b)	4,600	4,600
		44,682
Mississippi - 1.2%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,395	3,395
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	3,600	3,600
Series Putters 138, 1.22% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	9,980	9,980
Series Putters 169, 1.22% (Liquidity Facility J.P. Morgan Chase Bank) (b)(g)	5,660	5,660
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 1.22% (MBIA Insured), VRDN (b)	8,500	8,500
		31,135
Missouri - 1.3%
Missouri Dev. Fin. Board Indl. Dev. Rev. ( Grange Foundry Proj.) Series 1996, 1.48%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,550	2,550
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.68%, VRDN (b)	3,700	3,700
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. Rev. Bonds 5.5% 6/15/02	5,200	5,241
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series SG 157, 1.21% (Liquidity Facility Societe Generale) (b)(g)	14,840	14,840
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 1.34% (Liquidity Facility Bank of New York NA) (b)(e)(g)	$ 1,625	$ 1,625
Saint Louis Arpt. Rev. Participating VRDN Series ROC II R57, 1.29% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	5,385	5,385
		33,341
Montana - 0.2%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 3.25%, tender 3/1/03, LOC Dexia Cr. Local de France (b)(e)	4,955	4,955
Nebraska - 0.6%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,270	4,270
Nebraska Pub. Pwr. District Rev. Series A, 1.3% 3/6/02, CP	2,000	2,000
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	8,265	8,265
		14,535
Nevada - 1.0%
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 1.22% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	19,505	19,505
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 1.45%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,435	1,435
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.24% (Liquidity Facility Societe Generale) (b)(g)	6,000	6,000
		26,940
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.35% tender 4/9/02, CP mode (e)	9,100	9,100
Series 1990 B, 1.3% tender 4/3/02, CP mode	4,000	4,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,700	3,700
		16,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - 0.3%
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 1.45%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	$ 2,210	$ 2,210
New Mexico State Hwy. Commission Tax Rev. Bonds 5% 6/15/02	5,350	5,405
		7,615
New York - 0.2%
Rochester Gen. Oblig. RAN Series IV, 3% 6/28/02	4,500	4,512
Non State Specific - 0.2%
Stephens Equity Trust III Participating VRDN Series 1996, 1.44%, LOC Bayerische Hypo-und Vereinsbank AG (b)(e)(g)	5,299	5,299
North Carolina - 1.4%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.45%, LOC Nat'l. City Bank, VRDN (b)(e)	1,900	1,900
North Carolina Cap. Facilities Fin. Agcy. (Goodwill Cmnty. Proj.) 1.35%, LOC Bank of America NA, VRDN (b)	2,500	2,500
North Carolina Cap. Facilities Fin. Agcy. Student Rev. Series 2001 A, 1.25%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	11,385	11,385
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 685R, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,995	4,995
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 1.45%, LOC Citibank NA, New York, VRDN (b)(e)	8,800	8,800
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Philip Morris Cos. Proj.) 1.4%, VRDN (b)	7,200	7,200
		36,780
North Dakota - 0.2%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.35%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	600	600
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.4%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,400	1,400
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series 2001 B, 3.35% 3/1/02 (e)	3,300	3,300
		5,300
Ohio - 3.8%
Clark County Health Care Facilities Rev. (Ohio Masonic Home Proj.) 1.24% (AMBAC Insured), VRDN (b)	7,140	7,140
Clark County Multi-family Rev. (Masonic Home Proj.) Series 1999, 1.29% (AMBAC Insured), VRDN (b)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Columbus Gen. Oblig. Participating VRDN Series MSDW 01 585, 1.19% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	$ 5,175	$ 5,175
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.) Series 1997 C, 1.2% (Liquidity Facility Bank of America NA), VRDN (b)	9,675	9,675
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.24%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
Franklin Multi-family Rev. Bonds (260 East Naghten Street Proj.) 3.05%, tender 8/1/02, LOC Fifth Third Bank, Cincinnati (b)(e)	1,650	1,650
Lebanon City School District BAN:
2.77% 3/5/02	6,250	6,250
3.03% 3/5/02	1,600	1,600
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 1.22%, LOC Bank One NA, VRDN (b)	9,295	9,295
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.24%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	16,000	16,000
Ohio Bldg. Auth. Participating VRDN Series PA 939R, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,480	9,480
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds:
Series B, 3.4% 3/1/02 (e)	4,100	4,100
Series E, 2.75% 8/15/02 (e)	9,300	9,300
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MSDW 98 71, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,200	5,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Philip Morris Co., Inc. Proj.) 1.3%, VRDN (b)	6,000	6,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 1.45%, LOC Bank One, Texas NA, VRDN (b)(e)	840	840
		100,105
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 1.35%, LOC KBC Bank NV, VRDN (b)	5,000	5,000
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.39% (Liquidity Facility Bank of New York NA) (b)(e)(g)	1,850	1,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Bonds Series 2001, 2.53%, tender 4/1/02 (Liquidity Facility Societe Generale) (b)	$ 6,800	$ 6,800
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B1, 1.34% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,750	2,750
		16,400
Oregon - 1.6%
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 1.4%, LOC Nat'l. Bank of Canada, VRDN (b)(e)	1,900	1,900
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.29%, LOC Bank One, Arizona NA, VRDN (b)	3,800	3,800
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Bonds:
(Single Family Mtg. Prog.):
Series S, 2.03% 11/14/02	5,105	5,105
Series T, 2.12% 11/14/02 (e)	2,170	2,170
Series N, 2.6% 9/12/02 (e)	4,435	4,435
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.45%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,400	2,400
Portland Swr. Sys. Rev. Participating VRDN Series MSDW 00 386, 1.24% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	16,950	16,950
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 1.22% (Liquidity Facility J.P. Morgan Chase Bank) (b)(g)	5,410	5,410
		42,170
Pennsylvania - 1.2%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.4%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,700	1,700
Erie County Gen. Oblig. TAN 2.75% 12/13/02	10,100	10,143
Northampton County Indl. Dev. Auth. Rev. Bonds (American Wtr. Corp. Proj.) Series 1991, 2.25% tender 3/11/02, CP mode (e)	1,700	1,700
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.3% (AMBAC Insured), VRDN (b)	4,000	4,000
Pennslyvania Economic Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 1.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,700	6,700
Pennsylvania Gen. Oblig. Participating VRDN Series MSDW 00 309, 1.17% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	2,995	2,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds (Carlow College Proj.) Series 1997 B2, 2.15%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	$ 2,000	$ 2,000
Wilkens Area Indl. Dev. Auth. Rev. Bonds (Fairview Extended Care Proj.) Series B, 4.55% 1/1/21 (MBIA Insured), LOC MBIA	2,800	2,830
		32,068
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN Series Merlots 01 A31, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	2,985	2,985
South Carolina - 0.7%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 1997 B, 1.15% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (b)	7,500	7,500
South Carolina Gen. Oblig. Bonds Series 2001 B, 4% 4/1/02	5,050	5,054
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.):
Series 1997 B, 1.34%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,200	1,200
Series 1997 A, 1.34%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,000	1,000
Series C, 1.34%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,325	2,325
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 1.4% tender 5/6/02, CP mode	2,000	2,000
		19,079
South Dakota - 0.8%
South Dakota Hsg. Dev. Auth.:
Bonds Series 2001 D, 3.25% 4/3/02 (e)	8,200	8,200
Participating VRDN Series Merlots 00 GGG, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	13,275	13,275
		21,475
Tennessee - 2.9%
Claiborne County Indl. Dev. Board Indl. Dev. Rev. (Royal Sterilization Sys. Proj.) 1.3%, LOC First Tennessee Bank NA, Memphis, VRDN (b)(e)	700	700
Franklin Health & Edl. Facilities Board Rev. (Battle Ground Academy Proj.) 1.2%, LOC Suntrust Bank, VRDN (b)	5,000	5,000
Jackson Gas Sys. Rev. Series 2000, 1.25%, LOC Suntrust Bank, VRDN (b)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Knox County Health & Ed. Hsg. Facilities Board Rev. Series A1, 1.25%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	$ 7,500	$ 7,500
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,200	5,200
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 95 11, 1.23% (Liquidity Facility Societe Generale) (b)(g)	7,600	7,600
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.):
Series B1, 1.65%, tender 7/2/02 (b)	3,200	3,200
Series B2, 2%, tender 1/3/03 (b)	10,000	10,000
Morristown Indl. Dev. Board Indl. Dev. Rev. (Lakeway Container, Inc. Proj.) Series 1993, 1.4%, LOC First Tennessee Bank NA, Memphis, VRDN (b)(e)	1,400	1,400
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	10,640	10,640
Series 2000 X:
1.35% 4/1/02, CP	5,000	5,000
1.35% 4/9/02, CP	5,000	5,000
1.35% 4/9/02, CP	3,000	3,000
Tennessee Gen. Oblig. Bonds Series 1996 A, 5% 5/1/02	5,660	5,678
Tennessee Hsg. Dev. Agcy. Bonds Series PA 660, 1.9%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	1,940	1,940
		76,058
Texas - 17.0%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 1.23% (Liquidity Facility Societe Generale) (b)(g)	9,680	9,680
Austin Independent School District Variable Rate TRAN 2.1% 8/31/02 (b)	4,710	4,710
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.21% (Liquidity Facility Bank of America NA) (b)(g)	1,500	1,500
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 1.43%, LOC Firstar Bank NA, VRDN (b)(e)	1,120	1,120
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 1.35% tender 4/9/02, CP mode	2,300	2,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.):
Series 1988, 1.4% tender 4/8/02, CP mode (e)	$ 2,380	$ 2,380
Series 1991, 1.45% tender 4/5/02, CP mode	7,800	7,800
(Dow Chemical Co. Proj.) Series 1997, 1.7%, VRDN (b)(e)	10,800	10,800
Brazos River Hbr. Navigation District of Brazoria County Rev. (Dow Chemical Co. Proj.):
Series 1999, 1.7%, VRDN (b)(e)	2,000	2,000
Series 2001 A, 1.7%, VRDN (b)(e)	5,000	5,000
Cypress Fairbanks Independent School District Participating VRDN Series EGL 00 4304, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Dallas Fort Worth Int'l. Arpt. Participating VRDN Series Merlots 00 II, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,200	3,200
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.35% (Liquidity Facility Societe Generale) (b)(g)	8,930	8,930
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.23% (Liquidity Facility Societe Generale) (b)(g)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.23% (Liquidity Facility Societe Generale) (b)(g)	8,600	8,600
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 1.4%, LOC Chase Manhattan Bank of Delaware, VRDN (b)(e)	1,200	1,200
Fort Worth Gen. Oblig. Series B, 1.3% 4/8/02, CP	5,655	5,655
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.45%, LOC Bank One, Texas NA, VRDN (b)(e)	2,370	2,370
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 1.21% (Liquidity Facility Societe Generale) (b)(g)	6,575	6,575
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds:
Series 1993 B, 2.92%, tender 6/1/02, LOC Student Ln. Marketing Assoc. (a)(b)(e)	15,000	15,000
Series 1995 A, 3.25%, tender 5/1/02, LOC Student Ln. Marketing Assoc. (a)(b)(e)	3,800	3,800
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1996 A, 3.43%, LOC Student Ln. Marketing Assoc., VRDN (b)(e)	9,000	9,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.5%, LOC Bank of America NA, VRDN (b)(e)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev.:
Participating VRDN Series FRRI 99 A53, 1.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	$ 6,200	$ 6,200
(Children's Hosp. Proj.) Series 1999 B1, 1.3% (MBIA Insured), VRDN (b)	28,400	28,400
Houston Arpt. Sys. Rev. Participating VRDN Series Merlots 00 A25, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,475	12,475
Houston Gen. Oblig.:
Participating VRDN Series SGA 28, 1.23% (Liquidity Facility Societe Generale) (b)(g)	8,630	8,630
TRAN 2.45% 3/19/02	6,014	6,014
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 1, 1.21% (Liquidity Facility BNP Paribas SA) (b)(g)	12,720	12,720
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series MSDW 00 495, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	2,200	2,200
Kerrville Independent School District Bonds Series PA 698, 1.85%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)(h)	6,010	6,010
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10,200	10,200
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.45% tender 4/4/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,300	6,300
Plano Independent School District Participating VRDN Series MSDW 00 502, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,563	5,563
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.4%, VRDN (b)(e)	7,535	7,535
Round Rock Independent School District Participating VRDN Series MSDW 01 578, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,875	3,875
San Antonio Elec. & Gas Rev. Participating VRDN:
Series MSDW 00 469, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	9,995	9,995
Series SG 107, 1.21% (Liquidity Facility Societe Generale) (b)(g)	9,880	9,880
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(g)(h)	3,900	3,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Independent School District: - continued
Participating VRDN Series EGL 01 4311, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 4,800	$ 4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,000	4,000
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.43%, LOC Bank of America NA, VRDN (b)(e)	3,250	3,250
Schertz-Cibolo-Universal City Independent School District Participating VRDN Series BS 01 156 Class A, 1.23% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	10,505	10,505
Sunbelt Indl. Dev. Corp. Rev. (Fort Dearborn Lithograph Proj.) Series 1995, 1.45%, LOC Bank One NA, Michigan, VRDN (b)(e)	800	800
Texas A&M Univ. Rev. Participating VRDN Series SGA 21, 1.23% (Liquidity Facility Societe Generale) (b)(g)	6,370	6,370
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,980	3,980
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series PT 9, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	600	600
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series Merlots 01 A109, 1.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,345	5,345
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/20 (Pre-Refunded to 4/1/02 @ 102) (f)	8,070	8,247
Participating VRDN Series MSDW 01 551, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	15,410	15,410
TRAN 3.75% 8/29/02	67,440	68,012
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 1.23% (Liquidity Facility Societe Generale) (b)(g)	10,470	10,470
Univ. of Texas Univ. Revs. Participating VRDN:
Series SGA 78, 1.23% (Liquidity Facility Societe Generale) (b)(g)	24,290	24,290
Series SGA 79, 1.23% (Liquidity Facility Societe Generale) (b)(g)	7,300	7,300
		448,026
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 2.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series MSDW 00 409, 1.22% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	$ 13,800	$ 13,800
Series 1997 B3:
1.3% 3/4/02, CP	9,000	9,000
1.3% 3/6/02, CP	11,300	11,300
Series 1998 B4, 1.35% 4/1/02, CP	7,900	7,900
Series 1998 B5, 1.3% 5/1/02, CP	10,000	10,000
		52,000
Virginia - 0.4%
Greensville County Indl. Dev. Auth. Dev. Rev. (Beach Mold & Tool Virginia, Inc. Proj.):
Series 1996 A, 1.45%, LOC Bank One, Kentucky NA, VRDN (b)(e)	670	670
Series 1996 B, 1.45%, LOC Bank One, Kentucky NA, VRDN (b)(e)	1,850	1,850
Greensville County Indl. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 1.45%, LOC Bank One, Kentucky NA, VRDN (b)(e)	500	500
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.22% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	4,195	4,195
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 1.35% tender 4/10/02, CP mode	3,900	3,900
		11,115
Washington - 5.7%
Clark County Pub. Util. District #1 Generating Sys. Rev. Participating VRDN Series Merlots 01 A122, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,100	4,100
Clark County Pub. Util. District #1 Elec. Rev. BAN 4% 3/26/02	3,900	3,902
Kent Gen. Oblig. Participating VRDN Series SGA 27, 1.23% (Liquidity Facility Societe Generale) (b)(g)	5,070	5,070
King County Gen. Oblig.:
Participating VRDN Series SGA 19, 1.23% (Liquidity Facility Societe Generale) (b)(g)	11,260	11,260
BAN 3.25% 10/1/02	3,800	3,824
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	$ 2,800	$ 2,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1.25%, LOC ABN-AMRO Bank NV, VRDN (b)	4,450	4,450
Port of Seattle Rev.:
Series 1999 A, 1.3%, LOC Commerzbank AG, VRDN (b)	11,400	11,400
Series A1:
1.35% 4/11/02, LOC Bank of America NA, CP	13,700	13,700
1.4% 4/12/02, LOC Bank of America NA, CP	980	980
Seattle Gen. Oblig. Participating VRDN:
Series ROC II R85, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,255	6,255
Series SGB 12, 1.24% (Liquidity Facility Societe Generale) (b)(g)	2,600	2,600
Seattle Hsg. Auth. Rev. (New Holly Phase II Proj.) 1.4%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	3,700	3,700
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Merlots 01 A56, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,995	9,995
Series SGA 96, 1.35% (Liquidity Facility Societe Generale) (b)(g)	3,000	3,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 96 4701, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	4,000	4,000
Series EGL 98 4703, 1.24% (Liquidity Facility Citibank NA, New York) (b)(g)	9,900	9,900
Series FRRI 01 L15, 1.3% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	15,000	15,000
Series ROC II R86, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	3,300	3,300
Series SGA 34, 1.23% (Liquidity Facility Societe Generale) (b)(g)	3,255	3,255
Series SGA 35, 1.23% (Liquidity Facility Societe Generale) (b)(g)	8,990	8,990
Series SGA 36, 1.23% (Liquidity Facility Societe Generale) (b)(g)	11,000	11,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Bonds Series 1992 A, 6.5% 7/1/15 (Bonneville Pwr. Admin Guaranteed) (Pre-Refunded to 7/1/02 @ 102) (f)	5,995	6,188
		150,569
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - 0.5%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.45% tender 6/10/02, CP mode (e)	$ 1,300	$ 1,300
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.4% tender 4/9/02, CP mode (e)	6,500	6,500
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 1.34%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	5,265	5,265
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.4% tender 6/10/02, LOC Dexia Cr. Local de France, CP mode (e)	1,150	1,150
		14,215
Wisconsin - 2.7%
Ashwaubenon Indl. Dev. Rev. (Tufco Proj.) Series 1992, 1.45%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,250	1,250
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 1.45%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,810	1,810
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 1.45%, LOC Bank One, Wisconsin, VRDN (b)(e)	2,045	2,045
Rhinelander Indl. Rev. (Red Arrow Prod. Co., Inc. Proj.) Series 1994, 1.45%, LOC Bank One, Wisconsin, VRDN (b)(e)	5,600	5,600
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.45%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,300	1,300
Wisconsin Gen. Oblig.:
Participating VRDN:
Series PT 1231, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	15,540	15,540
Series ROC II R135, 1.24% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	16,505	16,505
Series 2000 B:
1.3% 4/3/02, CP	7,900	7,900
1.35% 4/1/02, CP	5,000	5,000
TRAN 3.75% 6/17/02	11,200	11,253
Wisconsin Petroleum Inspection Fee Rev. Bonds Series A, 5.5% 7/1/02	4,000	4,036
		72,239
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,045	5,045
Municipal Securities - continued
	Shares	Value (Note 1) (000s)
Other - 3.5%
Fidelity Municipal Cash Central Fund, 1.32% (c)(d)	91,153,000	$ 91,153
TOTAL INVESTMENT PORTFOLIO - 95.9%		2,536,204
NET OTHER ASSETS - 4.1%		107,278
NET ASSETS - 100%		$ 2,643,482
Total Cost for Income Tax Purposes $ 2,536,204
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $18,800,000 or 0.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Kerrville Independent School District Bonds Series PA 698, 1.85%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/13/01	$ 6,010
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,900
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.95%, tender 8/7/02	12/11/01	$ 3,200
Tennessee Hsg. Dev. Agcy. Bonds Series PA 660, 1.9%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/27/00	$ 1,940
Income Tax Information

At August 31, 2001, the fund had a capital loss carryforward of approximately $212,000 of which $90,000, $14,000, $95,000, $9,000 and $4,000 will expire on August 31, 2004, 2005, 2006, 2007 and 2008, respectively.

Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,050,000 or 0.6% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,536,204
Cash		119,180
Receivable for fund shares sold		5,221
Interest receivable		10,080
Other receivables		215
Total assets		2,670,900
Liabilities
Payable for investments purchased	$ 15,200
Payable for fund shares redeemed	11,280
Distributions payable	211
Accrued management fee	720
Other payables and accrued expenses	7
Total liabilities		27,418
Net Assets		$ 2,643,482
Net Assets consist of:
Paid in capital		$ 2,643,649
Accumulated net realized gain (loss) on investments		(168)
Unrealized gain from accretion of market discount		1
Net Assets, for 2,643,648 shares outstanding		$ 2,643,482
Net Asset Value, offering price and redemption price per share ($2,643,482 ÷ 2,643,648 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2002 (Unaudited)
Investment Income Interest		$ 24,476
Expenses
Management fee	$ 5,654
Non-interested trustees' compensation	4
Total expenses before reductions	5,658
Expense reductions	(1,700)	3,958
Net investment income		20,518
Net Realized Gain (Loss) on Investment Securities		44
Increase (decrease) in net unrealized gain from accretion of discount		1
Net gain (loss)		45
Net increase in net assets resulting from operations		$ 20,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2002 (Unaudited)	Year ended August 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 20,518	$ 76,528
Net realized gain (loss)	44	111
Increase (decrease) in net unrealized gain from accretion of discount	1	-
Net increase (decrease) in net assets resulting from operations	20,563	76,639
Distributions to shareholders from net investment income	(20,518)	(76,528)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,550,031	2,978,784
Reinvestment of distributions from net investment income	19,054	70,613
Cost of shares redeemed	(1,378,515)	(2,810,331)
Net increase (decrease) in net assets and shares resulting from share transactions	190,570	239,066
Total increase (decrease) in net assets	190,615	239,177
Net Assets
Beginning of period	2,452,867	2,213,690
End of period	$ 2,643,482	$ 2,452,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2002	Years ended August 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.008	.033	.036	.029	.033	.033
Less Distributions
From net investment income	(.008)	(.033)	(.036)	(.029)	(.033)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	.83%	3.38%	3.63%	2.95%	3.40%	3.38%
Ratios to Average Net Assets D
Expenses before expense reductions	.46% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.35% A	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.32% A	.37%	.40%	.39%	.39%	.40%
Net investment income	1.65% A	3.31%	3.56%	2.91%	3.35%	3.33%
Supplemental Data
Net assets, end of period (in millions)	$ 2,643	$ 2,453	$ 2,214	$ 2,216	$ 2,277	$ 2,329

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effect of the former account closeout fee.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan® Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Effective October 31, 2001, FMR agreed to reduce the fund's annual management fee rate from .50% to .43% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $1,000 for the period. Effective October 31, 2001, these transaction fees were eliminated.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $230,000 for the period.

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .40% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,279,000. Effective October 25, 2001, the reimbursement was changed to .33%.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $421,000.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

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Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

73-575 El Paseo
Palm Desert, CA

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Palo Alto, CA

1760 Challenge Way
Sacramento, CA

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San Diego, CA

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San Francisco, CA

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Torrance, CA

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Walnut Creek, CA

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Woodland Hills, CA

Colorado

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Denver, CO

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Connecticut

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Greenwich, CT

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New Haven, CT

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Stamford, CT

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Delaware

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Naples, FL

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Sarasota, FL

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Georgia

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Atlanta, GA

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Illinois

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Chicago, IL

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Maine

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Maryland

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Massachusetts

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Boston, MA

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Boston, MA

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Boston, MA

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Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

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Missouri

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Ladue, MO

New Jersey

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Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

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Garden City, NY

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Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

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New York, NY

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New York, NY

North Carolina

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Charlotte, NC

Ohio

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Cincinnati, OH

28699 Chagrin Boulevard
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Oregon

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Tigard, OR

Pennsylvania

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King of Prussia, PA

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Philadelphia, PA

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Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com
Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

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and

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Fidelity's Municipal
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Spartan(automated graphic)    California Municipal
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Money Market

The Fidelity Telephone Connection

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